State Street Institutional U.S. Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.2% †

Aerospace & Defense – 0.6%
Raytheon Technologies Corp.	39,136	$2,411,560

Air Freight & Logistics – 0.4%
United Parcel Service Inc., Class B	15,792	1,755,755

Application Software – 3.0%
Adobe Inc.	8,043	3,501,199	(a)
Intuit Inc.	2,701	800,009
salesforce.com Inc.	45,852	8,589,455	(a)
		12,890,663

Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	27,021	1,531,010

Automotive Retail – 0.6%
O’Reilly Automotive Inc.	5,560	2,344,485	(a)

Biotechnology – 1.3%
BioMarin Pharmaceutical Inc.	19,596	2,416,970	(a)
Vertex Pharmaceuticals Inc.	10,483	3,043,320	(a)
		5,460,290

Building Products – 1.4%
Allegion PLC	8,662	885,430
Trane Technologies PLC	58,583	5,212,715
		6,098,145

Cable & Satellite – 1.7%
Charter Communications Inc., Class A	8,954	4,566,898	(a)
Comcast Corp., Class A	67,606	2,635,282
		7,202,180

Communications Equipment – 0.5%
Cisco Systems Inc.	49,475	2,307,514

Construction Materials – 0.8%
Martin Marietta Materials Inc.	16,812	3,472,855

Data Processing & Outsourced Services – 3.8%
Fidelity National Information Services Inc.	11,439	1,533,856
Mastercard Inc., Class A	13,914	4,114,370
Visa Inc., Class A	54,296	10,488,358
		16,136,584

Diversified Banks – 2.5%
JPMorgan Chase & Co.	110,855	10,427,021

Diversified Support Services – 0.3%
Cintas Corp.	5,093	1,356,571

Electric Utilities – 1.4%
American Electric Power Company Inc.	8,748	696,691
Exelon Corp.	51,363	1,863,963
NextEra Energy Inc.	14,855	3,567,725
		6,128,379

Electronic Components – 2.4%
Amphenol Corp., Class A	42,658	4,087,063
Corning Inc.	234,054	6,061,999
		10,149,062

Environmental & Facilities Services – 1.0%
Waste Management Inc.	39,641	4,198,378

Financial Exchanges & Data – 2.7%
CME Group Inc.	25,760	4,187,030
MSCI Inc.	2,210	737,742
S&P Global Inc.	16,305	5,372,172
Tradeweb Markets Inc., Class A	20,621	1,198,905
		11,495,849

Footwear – 0.7%
NIKE Inc., Class B	31,692	3,107,401

Healthcare Equipment – 2.7%
Boston Scientific Corp.	203,069	7,129,752	(a)
Medtronic PLC	30,388	2,786,580
Zimmer Biomet Holdings Inc.	12,903	1,540,102
		11,456,434

Healthcare Facilities – 0.4%
HCA Healthcare Inc.	17,958	1,743,003

	Number of Shares	Fair Value

Healthcare Services – 1.1%
Cigna Corp.	17,801	$3,340,358	(a)
Quest Diagnostics Inc.	13,185	1,502,562
		4,842,920

Home Improvement Retail – 2.2%
Lowe’s Companies Inc.	57,128	7,719,136
The Home Depot Inc.	5,983	1,498,801
		9,217,937

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	8,697	745,594

Household Products – 1.7%
Colgate-Palmolive Co.	27,397	2,007,104
The Procter & Gamble Co.	41,715	4,987,863
		6,994,967

Hypermarkets & Super Centers – 0.6%
Walmart Inc.	20,213	2,421,113

Industrial Conglomerates – 2.0%
Honeywell International Inc.	43,074	6,228,070
Roper Technologies Inc.	6,259	2,430,119
		8,658,189

Industrial Gases – 0.8%
Air Products & Chemicals Inc.	13,826	3,338,426

Industrial Machinery – 0.4%
Xylem Inc.	24,902	1,617,634

Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	13,014	1,397,313

Integrated Oil & Gas – 1.6%
Chevron Corp.	58,026	5,177,660
Exxon Mobil Corp.	37,530	1,678,342
		6,856,002

Integrated Telecommunication Services – 0.5%
AT&T Inc.	65,514	1,980,488

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	15,431	1,171,213

Interactive Media & Services – 7.0%
Alphabet Inc., Class A	8,565	12,145,598	(a)
Alphabet Inc., Class C	4,379	6,190,198	(a)
Facebook Inc., Class A	49,477	11,234,743	(a)
		29,570,539

Internet & Direct Marketing Retail – 5.4%
Amazon.com Inc.	8,314	22,936,829	(a,b)

IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	7,303	1,568,100
International Business Machines Corp.	10,119	1,222,072
		2,790,172

Life Sciences Tools & Services – 1.2%
IQVIA Holdings Inc.	32,218	4,571,090	(a)
QIAGEN N.V.	13,954	597,371	(a)
		5,168,461

Managed Healthcare – 2.6%
Centene Corp.	39,827	2,531,006	(a)
UnitedHealth Group Inc.	28,458	8,393,687
		10,924,693

Movies & Entertainment – 1.9%
Netflix Inc.	3,416	1,554,416	(a)
The Walt Disney Co.	59,084	6,588,457
		8,142,873

Multi-Line Insurance – 0.2%
American International Group Inc.	22,127	689,920

Multi-Sector Holdings – 1.0%
Berkshire Hathaway Inc., Class B	24,534	4,379,564	(a)

Multi-Utilities – 1.9%
CMS Energy Corp.	27,388	1,600,007
Sempra Energy	54,492	6,388,097
		7,988,104

State Street Institutional U.S. Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Equipment & Services – 0.5%
Schlumberger Ltd.	125,252	$2,303,384

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips	31,754	1,334,303
Pioneer Natural Resources Co.	11,498	1,123,355
		2,457,658

Packaged Foods & Meats – 1.8%
General Mills Inc.	28,540	1,759,491
Mondelez International Inc., Class A	112,165	5,734,996
		7,494,487

Personal Products – 0.1%
The Estee Lauder Companies Inc., Class A	2,370	447,172

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	66,898	3,933,602
Elanco Animal Health Inc.	183,663	3,939,571	(a)
Johnson & Johnson	41,728	5,868,209
Merck & Company Inc.	121,239	9,375,412
Mylan N.V.	99,153	1,594,380	(a)
		24,711,174

Property & Casualty Insurance – 0.7%
Chubb Ltd.	12,977	1,643,148
The Progressive Corp.	17,991	1,441,259
		3,084,407

Railroads – 0.7%
Union Pacific Corp.	16,352	2,764,633

Regional Banks – 2.8%
First Republic Bank	64,485	6,834,765
Regions Financial Corp.	260,630	2,898,206
SVB Financial Group	9,026	1,945,374	(a)
		11,678,345

Restaurants – 0.9%
Domino’s Pizza Inc.	2,221	820,526
McDonald’s Corp.	15,481	2,855,780
		3,676,306

Semiconductor Equipment – 1.9%
Applied Materials Inc.	130,323	7,878,025

Semiconductors – 3.2%
Intel Corp.	39,785	2,380,337
NVIDIA Corp.	13,786	5,237,439
QUALCOMM Inc.	11,371	1,037,149
Texas Instruments Inc.	37,337	4,740,679
		13,395,604

Soft Drinks – 1.6%
PepsiCo Inc.	51,729	6,841,678

	Number of Shares	Fair Value

Specialized REITs – 0.7%
American Tower Corp.	12,011	$3,105,324

Specialty Chemicals – 0.8%
Albemarle Corp.	17,690	1,365,845
DuPont de Nemours Inc.	35,544	1,888,453
		3,254,298

Specialty Stores – 0.5%
Tractor Supply Co.	16,931	2,231,336

Systems Software – 7.3%
Microsoft Corp.	127,713	25,990,873
Oracle Corp.	39,161	2,164,428
ServiceNow Inc.	7,087	2,870,660	(a)
		31,025,961

Technology Hardware, Storage & Peripherals – 4.7%
Apple Inc.	54,481	19,874,669

Trading Companies & Distributors – 1.1%
United Rentals Inc.	32,259	4,807,881	(a)

Trucking – 0.0% *
Lyft Inc., Class A	6,292	207,699	(a)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	12,325	1,283,649	(a)

Total Common Stock (Cost $306,975,713)		416,029,780
Rights – 0.0% *

Wireless Telecommunication Services – 0.0% *
T-Mobile US Inc. (Expiring 07/27/20) (Cost $4,560)	12,325	2,071	(a)

Total Investments in Securities (Cost $306,980,273)		416,031,851
Short-Term Investments – 1.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $7,096,878)	7,096,878	7,096,878	(c,d)

Total Investments (Cost $314,077,151)		423,128,729

Other Assets and Liabilities, net – 0.1%		552,002

NET ASSETS – 100.0%		$423,680,731

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	September 2020	26	$3,945,318	$4,017,260	$71,942

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

State Street Institutional U.S. Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.
(•)	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$416,029,780	$—	$—	$416,029,780
	Rights	2,071	—	—	2,071
	Short-Term Investments	7,096,878	—	—	7,096,878

	Total Investments in Securities	$423,128,729	$—	$—	$423,128,729

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$71,942	$—	$—	$71,942

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,310,507	$21,310,507	$50,157,428	$64,371,057	—	—	7,096,878	$7,096,878	$93,217

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.6% †

Application Software – 3.4%
salesforce.com Inc.	14,205	$2,661,023	(a)

Biotechnology – 6.2%
Alexion Pharmaceuticals Inc.	13,986	1,569,789	(a)
BioMarin Pharmaceutical Inc.	13,649	1,683,468	(a)
Vertex Pharmaceuticals Inc.	5,601	1,626,026	(a)
		4,879,283

Building Products – 0.5%
Trane Technologies PLC	4,585	407,973

Cable & Satellite – 2.1%
Charter Communications Inc., Class A	3,252	1,658,650	(a)

Data Processing & Outsourced Services – 7.8%
Fidelity National Information Services Inc.	11,501	1,542,169
Mastercard Inc., Class A	3,986	1,178,660
Visa Inc., Class A	17,723	3,423,552
		6,144,381

Electronic Components – 1.7%
Corning Inc.	51,766	1,340,739

Financial Exchanges & Data – 3.6%
CME Group Inc.	7,065	1,148,345
S&P Global Inc.	5,110	1,683,643
		2,831,988

Healthcare Equipment – 3.8%
Boston Scientific Corp.	55,481	1,947,938	(a)
Intuitive Surgical Inc.	1,874	1,067,861	(a)
		3,015,799

Home Improvement Retail – 2.4%
Lowe’s Companies Inc.	14,133	1,909,651

Industrial Conglomerates – 1.6%
Honeywell International Inc.	8,830	1,276,730

Interactive Media & Services – 10.8%
Alphabet Inc., Class A	919	1,303,188	(a)
Alphabet Inc., Class C	2,574	3,638,632	(a)
Facebook Inc., Class A	15,506	3,520,948	(a)
		8,462,768

Internet & Direct Marketing Retail – 8.3%
Alibaba Group Holding Ltd. ADR	5,292	1,141,484	(a,b)
Amazon.com Inc.	1,936	5,341,076	(a)
		6,482,560

Managed Healthcare – 2.5%
UnitedHealth Group Inc.	6,787	2,001,826

Movies & Entertainment – 1.9%
The Walt Disney Co.	13,527	1,508,396

Pharmaceuticals – 2.1%
Elanco Animal Health Inc.	75,512	1,619,732	(a)

Regional Banks – 1.2%
First Republic Bank	9,085	962,919

	Number of Shares	Fair Value

Restaurants – 0.8%
Domino’s Pizza Inc.	1,628	$601,448

Semiconductor Equipment – 4.5%
Applied Materials Inc.	40,797	2,466,179
ASML Holding N.V.	2,910	1,070,967
		3,537,146

Semiconductors – 2.3%
NVIDIA Corp.	4,781	1,816,350

Soft Drinks – 2.4%
PepsiCo Inc.	14,424	1,907,718

Specialized REITs – 1.7%
American Tower Corp.	5,067	1,310,022

Specialty Chemicals – 0.9%
Albemarle Corp.	8,771	677,209

Systems Software – 12.4%
Microsoft Corp.	38,591	7,853,654
ServiceNow Inc.	4,662	1,888,390	(a)
		9,742,044

Technology Hardware, Storage & Peripherals – 8.2%
Apple Inc.	17,617	6,426,682

Trading Companies & Distributors – 1.9%
United Rentals Inc.	9,948	1,482,650	(a)

Trucking – 0.6%
Lyft Inc., Class A	14,308	472,307	(a)

Total Common Stock (Cost $42,861,199)		75,137,994
Exchange Traded & Mutual Funds – 1.1%
The Consumer Discretionary Select Sector SPDR Fund (Cost $738,044)	6,657	850,165	(c)

Total Investments in Securities (Cost $43,599,243)		75,988,159
Short-Term Investments – 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $2,628,289)	2,628,289	2,628,289	(b,c,d)

Total Investments (Cost $46,227,532)		78,616,448

Liabilities in Excess of Other Assets, net – (0.1)%		(50,197)

NET ASSETS – 100.0%		$78,566,251

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	September 2020	7	$1,057,779	$1,081,570	$23,791

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$75,137,994	$—	$—	$75,137,994
	Exchange Traded & Mutual Funds	850,165	—	—	850,165
	Short-Term Investments	2,628,289	—	—	2,628,289

	Total Investments in Securities	$78,616,448	$—	$—	$78,616,448

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$23,791	$—	$—	$23,791

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,985,510	$1,985,510	$33,454,871	$32,812,092	—	—	2,628,289	$2,628,289	$47,006
The Consumer Discretionary Select Sector SPDR Fund	18,198	2,196,499	480,948	1,856,916	(63,991)	93,625	6,657	850,165	11,165

TOTAL		$4,182,009	$33,935,819	$34,669,008	$(63,991)	$93,625		$3,478,454	$58,171

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 92.9% †

Aerospace & Defense – 0.6%
Cubic Corp.	18,454	$886,345
Teledyne Technologies Inc.	16,605	5,163,325	(a)
		6,049,670

Agricultural & Farm Machinery – 0.9%
AGCO Corp.	168,572	9,349,003	(b)

Agricultural Products – 1.2%
Darling Ingredients Inc.	494,793	12,181,804	(a)

Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	32,308	719,499	(a,b)
Echo Global Logistics Inc.	31,329	677,333	(a)
Forward Air Corp.	14,463	720,547
Hub Group Inc., Class A	13,749	658,027	(a)
		2,775,406

Apparel Retail – 0.7%
American Eagle Outfitters Inc.	178,691	1,947,732	(b)
Burlington Stores Inc.	15,367	3,026,223	(a)
Chico’s FAS Inc.	208,368	287,548
The Buckle Inc.	118,644	1,860,338
		7,121,841

Application Software – 6.4%
ACI Worldwide Inc.	159,917	4,316,160	(a,b)
Altair Engineering Inc., Class A	67,309	2,675,533	(a,b)
Blackbaud Inc.	102,004	5,822,388
Blackline Inc.	70,155	5,816,551	(a)
Box Inc., Class A	32,899	682,983	(a)
ChannelAdvisor Corp.	37,348	591,592	(a)
Cloudera Inc.	81,461	1,036,184	(a)
Cornerstone OnDemand Inc.	73,854	2,847,810	(a)
Digital Turbine Inc.	73,555	924,586	(a)
eGain Corp.	43,969	488,496	(a)
Envestnet Inc.	54,500	4,007,930	(a)
J2 Global Inc.	4,628	292,536
Medallia Inc.	170,645	4,307,080	(a)
Mitek Systems Inc.	72,809	699,694	(a)
New Relic Inc.	107,000	7,372,300	(a)
Q2 Holdings Inc.	93,500	8,021,365	(a)
RealPage Inc.	50,770	3,300,558	(a)
SPS Commerce Inc.	4,965	372,971	(a)
Upland Software Inc.	21,735	755,509	(a)
Workiva Inc.	31,500	1,684,935	(a)
Yext Inc.	416,500	6,918,065	(a)
Zix Corp.	137,686	950,033	(a)
		63,885,259

Asset Management & Custody Banks – 0.2%
Artisan Partners Asset Management Inc., Class A	15,022	488,215
Blucora Inc.	25,526	291,507	(a)
Brightsphere Investment Group Inc.	16,184	201,653	(a)
Cohen & Steers Inc.	11,110	756,035
Diamond Hill Investment Group Inc.	3,889	442,063

		2,179,473

Auto Parts & Equipment – 0.7%
Dana Inc.	97,156	1,184,332
Dorman Products Inc.	29,434	1,974,138	(a)
LCI Industries	17,522	2,014,680
Modine Manufacturing Co.	80,752	445,751	(a)
Standard Motor Products Inc.	45,330	1,867,596
		7,486,497

Automobile Manufacturers – 0.8%
Thor Industries Inc.	78,516	8,364,309

Automotive Retail – 1.3%
America’s Car-Mart Inc.	24,904	2,188,315	(a)
Group 1 Automotive Inc.	44,655	2,945,890	(b)
Monro Inc.	26,890	1,477,337
Murphy USA Inc.	60,377	6,797,846	(a)
		13,409,388

	Number of Shares	Fair Value

Biotechnology – 0.9%
Affimed N.V.	159,144	$734,450	(a)
CareDx Inc.	11,337	401,670	(a,b)
Coherus Biosciences Inc.	20,875	372,827	(a)
Eagle Pharmaceuticals Inc.	7,041	337,827	(a)
Emergent BioSolutions Inc.	51,423	4,066,531	(a)
Halozyme Therapeutics Inc.	18,013	482,929	(a)
Heron Therapeutics Inc.	111,138	1,634,840	(a)
Ironwood Pharmaceuticals Inc.	42,651	440,158	(a)
Retrophin Inc.	23,847	486,717	(a)
Vanda Pharmaceuticals Inc.	32,400	370,656	(a)
		9,328,605

Brewers – 0.4%
The Boston Beer Company Inc., Class A	7,500	4,024,875	(a)

Building Products – 0.7%
American Woodmark Corp.	15,957	1,207,147	(a,b)
Builders FirstSource Inc.	36,199	749,319	(a)
CSW Industrials Inc.	24,000	1,658,640
Gibraltar Industries Inc.	30,296	1,454,511	(a)
UFP Industries Inc.	47,646	2,358,954
		7,428,571

Commodity Chemicals – 0.7%
Koppers Holdings Inc.	356,733	6,720,850	(a)

Communications Equipment – 0.6%
Extreme Networks Inc.	368,328	1,598,543	(a)
Infinera Corp.	121,986	722,157	(a)
Lumentum Holdings Inc.	26,439	2,152,928	(a)
NETGEAR Inc.	32,099	831,043	(a)
Plantronics Inc.	38,791	569,452
		5,874,123

Computer & Electronics Retail – 0.1%
Rent-A-Center Inc.	20,810	578,934

Construction & Engineering – 1.9%
Aegion Corp.	275,662	4,374,756	(a,b)
Comfort Systems USA Inc.	10,382	423,067
Dycom Industries Inc.	267,579	10,941,305	(a)
EMCOR Group Inc.	9,880	653,463
Great Lakes Dredge & Dock Corp.	80,890	749,041	(a)
MasTec Inc.	13,172	591,028	(a)
Valmont Industries Inc.	14,353	1,630,788
		19,363,448

Construction Machinery & Heavy Trucks – 1.6%
Alamo Group Inc.	19,647	2,016,568	(b)
Astec Industries Inc.	29,117	1,348,408
The Greenbrier Companies Inc.	61,925	1,408,794
The Manitowoc Company Inc.	131,791	1,433,886	(a)
Trinity Industries Inc.	404,449	8,610,719
Wabash National Corp.	114,791	1,219,081
		16,037,456

Construction Materials – 0.1%
Eagle Materials Inc.	14,689	1,031,462

Consumer Electronics – 0.1%
Turtle Beach Corp.	35,523	522,899	(a)
Universal Electronics Inc.	9,344	437,486	(a)
		960,385

Consumer Finance – 0.0% *
Curo Group Holdings Corp.	35,714	291,783

Data Processing & Outsourced Services – 1.6%
Broadridge Financial Solutions Inc.	58,126	7,334,920
Cass Information Systems Inc.	7,233	282,304
CSG Systems International Inc.	66,361	2,746,682
EVERTEC Inc.	33,029	928,115
MAXIMUS Inc.	11,839	834,057
NIC Inc.	184,669	4,240,000
		16,366,078

Distillers & Vintners – 0.3%
MGP Ingredients Inc.	70,000	2,569,350

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Distributors – 0.5%
Core-Mark Holding Company Inc.	21,024	$524,654
LKQ Corp.	168,317	4,409,905	(a)
		4,934,559

Diversified Metals & Mining – 0.3%
Compass Minerals International Inc.	53,168	2,591,940
Materion Corp.	12,713	781,722
		3,373,662

Diversified REITs – 0.2%
American Assets Trust Inc.	39,146	1,089,825	(b)
Essential Properties Realty Trust Inc.	49,361	732,517
		1,822,342

Diversified Support Services – 1.5%
Healthcare Services Group Inc.	165,584	4,050,185
IAA Inc.	49,760	1,919,243	(a)
Ritchie Bros Auctioneers Inc.	205,147	8,380,255
UniFirst Corp.	5,965	1,067,437
		15,417,120

Education Services – 0.4%
Chegg Inc.	6,291	423,133	(a)
K12 Inc.	122,729	3,343,138	(a)
Perdoceo Education Corp.	23,548	375,119	(a)

		4,141,390

Electric Utilities – 0.9%
ALLETE Inc.	17,560	958,951	(b)
IDACORP Inc.	91,156	7,964,300
		8,923,251

Electrical Components & Equipment – 0.9%
Acuity Brands Inc.	5,360	513,166	(b)
Atkore International Group Inc.	24,447	668,625	(a)
EnerSys	6,897	444,029
Generac Holdings Inc.	43,134	5,259,329	(a)
Regal Beloit Corp.	20,468	1,787,266
		8,672,415

Electronic Components – 1.5%
Belden Inc.	240,835	7,839,179
II-VI Inc.	21,288	1,005,219	(a)
Littelfuse Inc.	32,636	5,568,681
Rogers Corp.	8,985	1,119,531	(a)
		15,532,610

Electronic Equipment & Instruments – 0.8%
National Instruments Corp.	54,702	2,117,515
OSI Systems Inc.	2,435	181,748	(a)
Zebra Technologies Corp., Class A	21,358	5,466,580	(a)
		7,765,843

Electronic Manufacturing Services – 0.5%
Fabrinet	13,529	844,480	(a)
Methode Electronics Inc.	45,297	1,415,984
Plexus Corp.	29,788	2,101,841	(a)
Sanmina Corp.	25,065	627,628	(a)
		4,989,933

Environmental & Facilities Services – 0.7%
Clean Harbors Inc.	121,201	7,269,636	(a)

Food Distributors – 0.3%
Performance Food Group Co.	92,231	2,687,611	(a)

Food Retail – 0.2%
Casey’s General Stores Inc.	5,257	786,027
Sprouts Farmers Market Inc.	34,556	884,288	(a)
		1,670,315

Footwear – 0.6%
Deckers Outdoor Corp.	10,390	2,040,492	(a)
Wolverine World Wide Inc.	172,500	4,107,225
		6,147,717

Forest Products – 0.0% *
Boise Cascade Co.	11,520	433,267

	Number of Shares	Fair Value

Gas Utilities – 0.2%
Chesapeake Utilities Corp.	7,461	$626,724
Spire Inc.	25,352	1,665,880
		2,292,604

Health Care REITs – 0.4%
LTC Properties Inc.	10,510	395,912
National Health Investors Inc.	26,980	1,638,225
Physicians Realty Trust	96,485	1,690,417
		3,724,554

Healthcare Distributors – 0.3%
Covetrus Inc.	150,216	2,687,364	(a)

Healthcare Equipment – 4.6%
AtriCure Inc.	84,500	3,798,275	(a)
Cantel Medical Corp.	84,000	3,715,320
Cardiovascular Systems Inc.	149,000	4,700,950	(a)
CONMED Corp.	73,500	5,291,265
Envista Holdings Corp.	40,710	858,574	(a)
FONAR Corp.	12,630	269,903	(a)
Globus Medical Inc., Class A	41,500	1,979,965	(a)
Hill-Rom Holdings Inc.	67,050	7,360,749
Integer Holdings Corp.	9,422	688,277	(a)
Integra LifeSciences Holdings Corp.	138,500	6,508,115	(a)
IntriCon Corp.	75,542	1,021,328	(a)
LeMaitre Vascular Inc.	31,205	823,812
LivaNova PLC	12,862	619,048	(a)
Masimo Corp.	10,000	2,279,900	(a)
Penumbra Inc.	21,000	3,755,220	(a)
Surmodics Inc.	8,687	375,626	(a)
Tactile Systems Technology Inc.	39,300	1,628,199	(a)
Varex Imaging Corp.	14,691	222,568	(a)
		45,897,094

Healthcare Facilities – 0.6%
Acadia Healthcare Company Inc.	140,742	3,535,439	(a,b)
Hanger Inc.	64,535	1,068,700	(a)
Select Medical Holdings Corp.	41,095	605,329	(a)
The Ensign Group Inc.	14,376	601,636
		5,811,104

Healthcare Services – 1.1%
Addus HomeCare Corp.	9,320	862,659	(a,b)
Amedisys Inc.	5,597	1,111,229	(a,b)
AMN Healthcare Services Inc.	44,501	2,013,225	(a,b)
BioTelemetry Inc.	63,575	2,872,954	(a)
LHC Group Inc.	7,270	1,267,307	(a)
MEDNAX Inc.	129,290	2,210,859	(a)
Premier Inc., Class A	10,926	374,543	(a)
		10,712,776

Healthcare Supplies – 0.8%
Avanos Medical Inc.	170,500	5,010,995	(a)
Haemonetics Corp.	1,917	171,686	(a)
Lantheus Holdings Inc.	47,434	678,306	(a)
Meridian Bioscience Inc.	26,482	616,766	(a)
Quidel Corp.	6,927	1,549,847	(a)
		8,027,600

Healthcare Technology – 1.4%
Computer Programs and Systems Inc..	21,615	492,606
HMS Holdings Corp.	160,765	5,207,178	(a)
Inspire Medical Systems Inc.	47,000	4,089,940	(a)
Livongo Health Inc.	13,853	1,041,607	(a)
NextGen Healthcare Inc.	106,145	1,165,472	(a)
Omnicell Inc.	22,164	1,565,222	(a)
Simulations Plus Inc.	8,742	522,946
		14,084,971

Home Building – 0.8%
Cavco Industries Inc.	9,320	1,797,362	(a)
Installed Building Products Inc.	6,725	462,545	(a)
LGI Homes Inc.	19,163	1,686,919	(a)
Meritage Homes Corp.	8,115	617,714	(a)
Skyline Champion Corp.	27,178	661,513	(a)
TopBuild Corp.	25,043	2,849,142	(a)
		8,075,195

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail – 0.3%
Aaron’s Inc.	76,864	$3,489,626	(b)

Home Furnishings – 0.1%
La-Z-Boy Inc.	45,782	1,238,861

Hotel & Resort REITs – 0.2%
RLJ Lodging Trust	234,167	2,210,536

Hotels, Resorts & Cruise Lines – 1.0%
Extended Stay America Inc.	877,597	9,820,311
Wyndham Hotels & Resorts Inc.	8,649	368,620
		10,188,931

Household Appliances – 0.3%
Helen of Troy Ltd.	15,501	2,922,869	(a)

Household Products – 0.1%
Central Garden & Pet Co.	11,150	401,288	(a)
Central Garden & Pet Co., Class A	11,920	402,777	(a)
		804,065

Human Resource & Employment Services – 0.4%
ASGN Inc.	14,351	956,925	(a)
Barrett Business Services Inc.	8,117	431,256
Heidrick & Struggles International Inc.	18,099	391,300
Insperity Inc.	13,228	856,249
Kforce Inc.	29,316	857,493
		3,493,223

Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	31,248	1,164,613	(a)

Industrial Machinery – 6.4%
Albany International Corp., Class A	11,000	645,810	(b)
Altra Industrial Motion Corp.	253,429	8,074,248	(b)
Barnes Group Inc.	177,903	7,037,843
Crane Co.	124,703	7,414,840
Enerpac Tool Group Corp.	326,242	5,741,859
Evoqua Water Technologies Corp.	89,500	1,664,700	(a)
John Bean Technologies Corp.	78,500	6,752,570
L B Foster Co., Class A	47,870	611,300	(a)
Lydall Inc.	38,997	528,799	(a)
Mueller Industries Inc.	141,275	3,755,090
Standex International Corp.	36,385	2,093,957
The Timken Co.	218,660	9,946,843
TriMas Corp.	108,500	2,598,575	(a)
Watts Water Technologies Inc., Class A	38,737	3,137,697
Welbilt Inc.	393,000	2,393,370	(a)
Woodward Inc.	24,879	1,929,366
		64,326,867

Industrial REITs – 0.7%
EastGroup Properties Inc.	41,477	4,919,587
Monmouth Real Estate Investment Corp.	50,778	735,773
Rexford Industrial Realty Inc.	23,152	959,188
		6,614,548

Internet & Direct Marketing Retail – 0.1%
1-800-Flowers.com Inc., Class A	40,795	816,716	(a,b)
Etsy Inc.	6,055	643,223	(a)
		1,459,939

Internet Services & Infrastructure – 0.0% *
Brightcove Inc.	43,270	340,968	(a)

Investment Banking & Brokerage – 0.9%
Houlihan Lokey Inc.	22,841	1,270,873
Piper Sandler Cos.	29,117	1,722,562
PJT Partners Inc., Class A	7,137	366,414
Raymond James Financial Inc.	53,054	3,651,707
Stifel Financial Corp.	45,857	2,174,997
Virtu Financial Inc., Class A	14,019	330,848
		9,517,401

IT Consulting & Other Services – 0.4%
Perficient Inc.	25,240	903,087	(a)
Perspecta Inc.	17,101	397,256

	Number of Shares	Fair Value
Science Applications International Corp.	6,671	$518,204
Unisys Corp.	179,654	1,960,025	(a)
		3,778,572

Leisure Products – 0.9%
Malibu Boats Inc., Class A	17,601	914,372	(a)
MasterCraft Boat Holdings Inc.	37,417	712,794	(a)
Polaris Inc.	76,289	7,060,547
		8,687,713

Life & Health Insurance – 0.2%
Trupanion Inc.	52,102	2,224,234	(a)

Life Sciences Tools & Services – 2.9%
Bruker Corp.	105,796	4,303,781
ICON PLC	44,149	7,437,341	(a)
Luminex Corp.	11,294	367,394
Medpace Holdings Inc.	12,705	1,181,819	(a)
PRA Health Sciences Inc.	10,149	987,396	(a)
Repligen Corp.	60,480	7,475,933	(a)
Syneos Health Inc.	134,426	7,830,314	(a)
		29,583,978

Managed Healthcare – 0.1%
Magellan Health Inc.	9,144	667,329	(a)

Marine – 0.1%
Kirby Corp.	12,191	652,950	(a)

Metal & Glass Containers – 0.0% *
Silgan Holdings Inc.	8,098	262,294

Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	88,889	3,264,893
National General Holdings Corp.	33,309	719,807
		3,984,700

Multi-Utilities – 0.1%
Black Hills Corp.	20,542	1,163,910

Office REITs – 0.9%
Corporate Office Properties Trust	64,386	1,631,541
Cousins Properties Inc.	195,162	5,821,682
Easterly Government Properties Inc.	89,446	2,067,992
		9,521,215

Office Services & Supplies – 1.0%
Herman Miller Inc.	22,856	539,630
HNI Corp.	44,514	1,360,793
MSA Safety Inc.	70,793	8,101,551
Steelcase Inc., Class A	22,526	271,664
		10,273,638

Oil & Gas Drilling – 0.1%
Helmerich & Payne Inc.	57,749	1,126,683

Oil & Gas Equipment & Services – 0.2%
Championx Corp.	37,207	363,140	(a)
Oil States International Inc.	241,472	1,146,992	(a)
		1,510,132

Oil & Gas Exploration & Production – 0.6%
Cimarex Energy Co.	55,065	1,513,737
Ovintiv Inc.	213,886	2,042,611
PDC Energy Inc.	201,609	2,508,016	(a)
Southwestern Energy Co.	155,428	397,896	(a)
		6,462,260

Other Diversified Financial Services – 0.0% *
Voya Financial Inc.	8,463	394,799

Packaged Foods & Meats – 4.1%
B&G Foods Inc.	154,000	3,754,520
Freshpet Inc.	58,500	4,894,110	(a)
Hostess Brands Inc.	489,500	5,981,690	(a)
J & J Snack Foods Corp.	13,000	1,652,690
John B Sanfilippo & Son Inc.	15,342	1,309,133
Lancaster Colony Corp.	47,500	7,362,025
Sanderson Farms Inc.	58,274	6,753,374
The Simply Good Foods Co.	225,500	4,189,790	(a)

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Tootsie Roll Industries Inc.	11,204	$383,961
TreeHouse Foods Inc.	111,500	4,883,700	(a)
		41,164,993

Paper Products – 0.1%
Neenah Inc.	19,908	984,650

Personal Products – 0.5%
elf Beauty Inc.	182,000	3,470,740	(a)
Lifevantage Corp.	26,601	359,646	(a)
Medifast Inc.	6,146	852,880
USANA Health Sciences Inc.	4,690	344,387	(a)
		5,027,653

Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals Inc.	21,031	472,356	(a,b)
ANI Pharmaceuticals Inc.	15,041	486,426	(a,b)
Catalent Inc.	93,000	6,816,900	(a)
Collegium Pharmaceutical Inc.	37,510	656,425	(a)
Corcept Therapeutics Inc.	28,448	478,495	(a)
Innoviva Inc.	26,931	376,495	(a)
Phibro Animal Health Corp., Class A	13,725	360,556
Prestige Consumer Healthcare Inc.	197,537	7,419,490	(a)
Supernus Pharmaceuticals Inc.	20,450	485,688	(a)
		17,552,831

Property & Casualty Insurance – 2.0%
AMERISAFE Inc.	51,273	3,135,857	(b)
Argo Group International Holdings Ltd.	127,374	4,436,436	(b)
James River Group Holdings Ltd.	63,500	2,857,500
Kemper Corp.	6,521	472,903
Palomar Holdings Inc.	27,500	2,358,400	(a)
RLI Corp.	44,147	3,624,469
Selective Insurance Group Inc.	51,213	2,700,973
		19,586,538

Publishing – 0.9%
John Wiley & Sons Inc., Class A	227,671	8,879,169

Real Estate Services – 0.0% *
Newmark Group Inc., Class A	31,057	150,937

Regional Banks – 7.3%
1st Source Corp.	48,205	1,715,134	(b)
Atlantic Union Bankshares Corp.	49,920	1,156,147
Bank OZK	1,759	41,284
BankUnited Inc.	25,874	523,948
Bryn Mawr Bank Corp.	53,500	1,479,810
Cadence BanCorp	159,939	1,417,059
Community Bank System Inc.	51,000	2,908,020
Cullen/Frost Bankers Inc.	36,910	2,757,546
CVB Financial Corp.	127,000	2,379,980
Enterprise Financial Services Corp.	52,866	1,645,190
Equity Bancshares Inc., Class A	39,668	691,810	(a)
First Interstate BancSystem Inc., Class A	29,714	919,945
Franklin Financial Network Inc.	36,089	929,292
Fulton Financial Corp.	249,804	2,630,436
German American Bancorp Inc.	60,500	1,881,550
Glacier Bancorp Inc.	17,709	624,951
Home BancShares Inc.	66,772	1,026,953
IBERIABANK Corp.	18,231	830,240
Independent Bank Corp.	98,657	6,618,898
Investors Bancorp Inc.	79,186	673,081
Lakeland Financial Corp.	18,715	871,932
National Bank Holdings Corp., Class A	40,302	1,088,154
Origin Bancorp Inc.	58,831	1,294,282
PacWest Bancorp	76,614	1,510,062
Pinnacle Financial Partners Inc.	22,183	931,464
Prosperity Bancshares Inc.	130,132	7,727,238
Renasant Corp.	174,353	4,341,390
Sandy Spring Bancorp Inc.	51,337	1,272,131
Stock Yards Bancorp Inc.	45,000	1,809,000
UMB Financial Corp.	89,500	4,613,725
United Community Banks Inc.	61,739	1,242,189
Valley National Bancorp	84,480	660,634
Washington Trust Bancorp Inc.	43,000	1,408,250

	Number of Shares	Fair Value
Westamerica BanCorp.	75,708	$4,347,153
Western Alliance Bancorp	123,304	4,669,522
Wintrust Financial Corp.	53,238	2,322,242
		72,960,642

Research & Consulting Services – 0.9%
CoreLogic Inc.	85,596	5,753,763
Exponent Inc.	5,055	409,101
FTI Consulting Inc.	2,482	284,313	(a)
Resources Connection Inc.	236,876	2,835,406
		9,282,583

Residential REITs – 0.2%
NexPoint Residential Trust Inc.	59,278	2,095,477

Restaurants – 0.6%
Cracker Barrel Old Country Store Inc.	13,333	1,478,763
Shake Shack Inc., Class A	12,500	662,250	(a)
Texas Roadhouse Inc.	55,012	2,891,981
The Cheesecake Factory Inc.	56,901	1,304,171
		6,337,165

Retail REITs – 0.1%
Alexander’s Inc.	949	228,614	(b)
Retail Opportunity Investments Corp.	74,564	844,810
		1,073,424

Security & Alarm Services – 1.1%
The Brink’s Co.	243,672	11,089,513

Semiconductor Equipment – 0.8%
Brooks Automation Inc.	59,558	2,634,846
FormFactor Inc.	15,554	456,199	(a)
Ichor Holdings Ltd.	70,202	1,865,969	(a)
Onto Innovation Inc.	78,723	2,679,731	(a)
		7,636,745

Semiconductors – 0.8%
Cirrus Logic Inc.	6,851	423,255	(a)
Diodes Inc.	30,277	1,535,044	(a)
Semtech Corp.	105,597	5,514,275	(a)
Synaptics Inc.	5,864	352,544	(a)
		7,825,118

Soft Drinks – 0.4%
Coca-Cola Consolidated Inc.	1,428	327,283
Primo Water Corp.	262,456	3,608,770
		3,936,053

Specialized Consumer Services – 0.7%
frontdoor Inc.	23,028	1,020,831	(a)
OneSpaWorld Holdings Ltd.	188,514	899,212
ServiceMaster Global Holdings Inc.	138,958	4,959,411	(a)
		6,879,454

Specialized REITs – 0.8%
CoreSite Realty Corp.	25,650	3,105,189
National Storage Affiliates Trust	43,072	1,234,444
PotlatchDeltic Corp.	54,879	2,087,048
QTS Realty Trust Inc., Class A	18,865	1,209,058
		7,635,739

Specialty Chemicals – 3.5%
Chase Corp.	14,000	1,435,000
HB Fuller Co.	67,766	3,022,364
Ingevity Corp.	105,379	5,539,774	(a)
Innospec Inc.	34,000	2,626,500
Minerals Technologies Inc.	18,902	887,071
PolyOne Corp.	165,558	4,342,586
Quaker Chemical Corp.	28,579	5,305,691
Sensient Technologies Corp.	104,500	5,450,720
Stepan Co.	71,254	6,918,764
		35,528,470

Specialty Stores – 0.6%
Dick’s Sporting Goods Inc.	9,693	399,933
National Vision Holdings Inc.	85,500	2,609,460	(a)
Sally Beauty Holdings Inc.	244,000	3,057,320	(a)
		6,066,713

Steel – 0.5%
Carpenter Technology Corp.	32,808	796,578

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Commercial Metals Co.	128,484	$2,621,074
Steel Dynamics Inc.	69,009	1,800,445
		5,218,097

Systems Software – 1.5%
CommVault Systems Inc.	9,879	382,317	(a)
Progress Software Corp.	22,218	860,948
Qualys Inc.	18,752	1,950,583	(a)
Sailpoint Technologies Holdings Inc.	199,000	5,267,530	(a)
Tenable Holdings Inc.	206,500	6,155,765	(a)
		14,617,143

Technology Distributors – 0.1%
Insight Enterprises Inc.	14,173	697,312	(a)

Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage Inc., Class A	449,000	7,781,170	(a)

Thrifts & Mortgage Finance – 0.9%
Axos Financial Inc.	33,106	730,980	(a)
Essent Group Ltd.	18,615	675,166
Flagstar Bancorp Inc.	43,657	1,284,826
FS Bancorp Inc.	8,657	333,900
HomeStreet Inc.	59,092	1,454,254
Kearny Financial Corp.	49,026	401,033
NMI Holdings Inc., Class A	33,832	544,019	(a)
PennyMac Financial Services Inc.	11,197	467,923
WSFS Financial Corp.	113,323	3,252,370
		9,144,471

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	67,517	1,864,144

	Number of Shares	Fair Value

Trading Companies & Distributors – 0.9%
Applied Industrial Technologies Inc.	112,309	$7,006,959	(b)
BMC Stock Holdings Inc.	33,867	851,416	(a)
GMS Inc.	29,783	732,364	(a)
		8,590,739

Trucking – 0.8%
ArcBest Corp.	16,980	450,140	(b)
Marten Transport Ltd.	68,151	1,714,679
Saia Inc.	44,312	4,926,608	(a)
Universal Logistics Holdings Inc.	26,375	458,398

		7,549,825

Total Common Stock (Cost $810,807,439)		933,697,125
Short-Term Investments – 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $28,378,662)	28,378,662	28,378,662	(b,c,d)

Total Investments (Cost $839,186,101)		962,075,787

Other Assets and Liabilities, net – 4.3%		42,972,770

NET ASSETS – 100.0%		$1,005,048,557

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2020	619	$43,633,981	$44,493,720	$859,739

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$933,697,125	$—	$—	$933,697,125
	Short-Term Investments	28,378,662	—	—	28,378,662

	Total Investments in Securities	$962,075,787	$—	$—	$962,075,787

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$859,739	$—	$—	$859,739

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,352,770	$66,352,770	$349,297,810	$387,271,918	—	—	28,378,662	$28,378,662	$572,732

State Street Institutional International Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.6% †

Australia – 1.7%
BHP Group PLC	70,158	$1,431,593

Brazil – 1.0%
Itau Unibanco Holding S.A. ADR	187,064	877,330

Canada – 1.0%
Brookfield Asset Management Inc., Class A	25,351	831,632

China – 1.6%
Alibaba Group Holding Ltd. ADR	6,338	1,367,107	(a)

France – 16.7%
Air Liquide S.A.	17,471	2,525,288
AXA S.A.	62,860	1,322,346
BNP Paribas S.A.	36,833	1,471,168	(a)
Dassault Systemes SE	5,002	868,041
LVMH Moet Hennessy Louis Vuitton SE	4,444	1,961,393
Safran S.A.	17,426	1,752,358	(a)
Schneider Electric SE	23,414	2,603,684
Vivendi S.A.	59,495	1,536,854	(b)
		14,041,132

Germany – 6.6%
Adidas AG	4,384	1,155,489	(a)
Fresenius SE & Company KGaA	15,750	782,576
HeidelbergCement AG	18,689	1,000,143
SAP SE	18,665	2,608,357
		5,546,565

Hong Kong – 2.9%
AIA Group Ltd.	263,602	2,466,698

Ireland – 1.8%
Kerry Group PLC, Class A	11,928	1,481,321

Japan – 29.5%
Daikin Industries Ltd.	13,000	2,105,154
Disco Corp.	6,700	1,635,416
FANUC Corp.	6,049	1,085,308
Fast Retailing Company Ltd.	2,780	1,599,198
Hoya Corp.	27,154	2,602,409
Kao Corp.	19,900	1,580,538
Keyence Corp.	3,300	1,384,057
Komatsu Ltd.	56,700	1,162,214
Mitsubishi UFJ Financial Group Inc.	183,474	722,669
Mitsui Fudosan Company Ltd.	22,325	396,928
Murata Manufacturing Company Ltd.	33,537	1,978,604
Nidec Corp.	7,958	536,568
Recruit Holdings Company Ltd.	37,400	1,287,265
Secom Company Ltd.	14,300	1,255,767
Shimadzu Corp.	55,043	1,470,718
Shiseido Company Ltd.	28,638	1,826,354

	Number of Shares	Fair Value
SoftBank Group Corp.	21,602	$1,090,247
Tokio Marine Holdings Inc.	24,349	1,066,718
		24,786,132

Netherlands – 4.8%
ASML Holding N.V.	7,793	2,849,893
ING Groep N.V.	166,616	1,161,102	(b)
		4,010,995

Norway – 1.3%
Equinor ASA	78,553	1,129,057

Portugal – 1.4%
Galp Energia SGPS S.A.	101,513	1,177,183

Sweden – 3.0%
Assa Abloy AB, Class B	83,503	1,709,380
Hexagon AB, Class B	13,746	807,376	(a)
		2,516,756

Switzerland – 12.9%
Givaudan S.A.	297	1,110,059
Nestle S.A.	32,281	3,578,637
Novartis AG	36,279	3,160,330
Roche Holding AG	8,578	2,971,530
		10,820,556

Taiwan – 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	82,548	881,572

United Kingdom – 10.3%
Ashtead Group PLC	51,983	1,748,592	(b)
AstraZeneca PLC	26,141	2,712,925
London Stock Exchange Group PLC	16,556	1,716,881
Prudential PLC	95,757	1,438,797
Vodafone Group PLC	658,155	1,043,352	(b)
		8,660,547

Total Common Stock (Cost $70,471,202)		82,026,176
Short-Term Investments – 0.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $420,897)	420,897	420,897	(c,d)

Total Investments (Cost $70,892,099)		82,447,073

Other Assets and Liabilities, net – 1.9%		1,577,365

NET ASSETS – 100.0%		$84,024,438

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	September 2020	5	$440,114	$444,600	$4,486

State Street Institutional International Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$3,076,069	$78,950,107	$—	$82,026,176
	Short-Term Investments	420,897	—	—	420,897

	Total Investments in Securities	$3,496,966	$78,950,107	$—	$82,447,073

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$4,486	$—	$—	$4,486

The Fund was invested in the following sectors at June 30, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.73%
Packaged Foods & Meats	6.14%
Semiconductor Equipment	5.44%
Diversified Banks	5.13%
Life & Health Insurance	4.74%
Building Products	4.63%
Electronic Equipment & Instruments	4.44%
Application Software	4.22%
Personal Products	4.13%
Electrical Components & Equipment	3.81%
Apparel, Accessories & Luxury Goods	3.78%
Healthcare Supplies	3.16%
Industrial Gases	3.06%
Integrated Oil & Gas	2.80%
Wireless Telecommunication Services	2.59%
Electronic Components	2.40%
Aerospace & Defense	2.12%
Trading Companies & Distributors	2.12%
Financial Exchanges & Data	2.08%
Apparel Retail	1.94%
Movies & Entertainment	1.86%
Diversified Metals & Mining	1.74%
Internet & Direct Marketing Retail	1.66%
Multi-Line Insurance	1.60%
Human Resource & Employment Services	1.56%
Security & Alarm Services	1.52%
Construction Machinery & Heavy Trucks	1.41%
Specialty Chemicals	1.35%
Industrial Machinery	1.32%
Property & Casualty Insurance	1.29%

State Street Institutional International Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
Construction Materials	1.21%
Semiconductors	1.07%
Asset Management & Custody Banks	1.01%
Healthcare Services	0.95%
Diversified Real Estate Activities	0.48%

99.49%

Short-Term Investments
Short-Term Investments	0.51%

0.51%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	723,844	$723,844	$15,379,220	$15,682,167	—	—	421,000	$420,897	$14,145

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 92.7% †

U.S. Treasuries – 16.4%
U.S. Treasury Bonds
1.25%	05/15/50	$359,000	$344,977
2.25%	08/15/46	701,600	831,944	(a)
3.00%	08/15/48	1,569,400	2,158,170	(a)
3.75%	08/15/41	394,400	581,000
U.S. Treasury Notes
0.50%	03/15/23	619,000	624,513
1.13%	06/30/21	237,000	239,250
1.38%	01/31/22	630,000	642,034	(a)
1.63%	12/15/22 - 02/15/26	5,094,800	5,422,897	(a)
1.88%	12/15/20	4,033,500	4,065,169	(a)
2.50%	01/31/24	2,988,900	3,233,616	(a)
2.63%	02/15/29	816,300	956,601	(a)
			19,100,171

Agency Mortgage Backed – 26.3%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43 - 05/01/50	8,010,779	8,634,101	(a)
4.50%	06/01/33 - 02/01/35	8,446	9,219	(a)
5.00%	07/01/35	61,243	70,514	(a)
5.50%	01/01/38 - 04/01/39	142,680	165,463	(a)
6.00%	02/01/29 - 11/01/37	179,912	210,587	(a)
6.50%	08/01/29 - 10/01/33	803	950	(a)
7.00%	06/01/29 - 08/01/36	44,403	54,272	(a)
7.50%	01/01/30 - 09/01/33	1,754	2,005	(a)
8.00%	11/01/30	9,755	11,278	(a)
8.50%	04/01/30	10,650	13,803	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45	86,142	91,878	(a)
3.50%	01/01/48	1,951,941	2,059,960
4.00%	01/01/41 - 01/01/50	2,938,725	3,199,039	(a)
4.50%	08/01/20 - 12/01/48	1,980,199	2,192,011	(a)
5.00%	03/01/34 - 05/01/39	195,242	223,707	(a)
5.50%	07/01/20 - 04/01/38	300,563	351,093	(a)
6.00%	03/01/21 - 07/01/35	362,485	424,016	(a)
6.50%	05/01/21 - 08/01/36	35,113	39,885	(a)
7.00%	10/01/32 - 02/01/34	6,193	7,021	(a)
7.50%	12/01/23 - 03/01/33	29,557	34,756	(a)
8.00%	07/01/25 - 10/01/31	6,851	7,687	(a)
9.00%	12/01/22	185	191	(a)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	4,121	4,313	(a,b)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,170	2,235	(a,b)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%	09/25/46	1,376,170	327,628	(a,b,c)
Federal National Mortgage Assoc.
2.00%	TBA	1,049,000	1,085,190	(d)
Government National Mortgage Assoc.
3.00%	12/20/42	1,466,479	1,573,635	(a)
3.00%	05/20/45 - 02/20/47	4,730,228	5,028,485
3.50%	08/20/48	1,271,682	1,350,432
4.00%	01/20/41 - 04/20/43	1,470,642	1,623,773	(a)
4.50%	08/15/33 - 05/20/40	251,887	281,956	(a)
5.00%	08/15/33	19,402	22,018	(a)
6.00%	04/15/27 - 09/15/36	138,828	162,383	(a)
6.50%	02/15/24 - 09/15/36	52,092	58,918	(a)
7.00%	10/15/27 - 10/15/36	26,573	31,084	(a)
7.50%	01/15/23 - 11/15/31	2,112	2,199	(a)
8.00%	05/15/30 - 09/15/30	197	217	(a)
9.00%	12/15/21	63	64	(a)
2.50%	TBA	1,166,000	1,227,180	(d)
			30,585,146

Agency Collateralized Mortgage Obligations – 1.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	555,510	1,642	(a,b,c)
2.43%	08/25/29	673,000	744,256	(a)
2.51%	07/25/29	290,000	322,832	(a)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	$147,930	$7,024	(a,c)
5.50%	06/15/33	20,730	3,937	(a,c)
7.50%	07/15/27	2,154	386	(a,c)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.97%	10/15/42	1,101,103	206,311	(a,b,c)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.42%	08/15/25	49,600	1,878	(a,b,c)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	479	458	(a,e,f)
8.00%	02/01/23 - 07/01/24	1,225	127	(a,c)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	101,538	3,945	(b,c)
5.00%	02/25/40 - 09/25/40	89,019	10,718	(a,c)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82%	07/25/38	36,962	7,123	(a,b,c)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.37%	11/25/41	1,530,052	397,233	(a,b,c)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	9,315	8,693	(a,e,f)
4.50%	08/25/35 - 01/25/36	71,279	10,241	(a,c)
5.00%	03/25/38 - 05/25/38	36,694	6,404	(a,c)
5.50%	12/25/33	9,424	1,699	(a,c)
6.00%	01/25/35	40,823	8,704	(a,c)
7.50%	11/25/23	4,443	364	(a,c)
8.00%	08/25/23 - 07/25/24	2,314	271	(a,c)
8.50%	07/25/22	23	1	(a,c)
9.00%	05/25/22	16	1	(a,c)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	37,376	419	(a,c)
			1,744,667

Asset Backed – 3.0%
Ally Auto Receivables Trust
2.35%	06/15/22	49,395	49,719	(a)
CarMax Auto Owner Trust
3.13%	06/15/23	99,905	102,052	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	131,470	131,470	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	473,000	492,443	(a,h)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	264,000	264,405
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
0.50%	09/15/22	219,000	218,902	(a,b,h)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	619,000	622,754	(a,h)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	400,000	406,238	(a)
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	163,000	164,291	(a)
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	455,000	465,169	(a,h)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	120,973	(a,h)
Trillium Credit Card Trust II
3.04%	01/26/24	482,000	488,419	(a,h)
			3,526,835

Corporate Notes – 39.7%
3M Co.
3.13%	09/19/46	52,000	56,109	(a)
Abbott Laboratories
3.75%	11/30/26	223,000	259,452	(a)
4.90%	11/30/46	34,000	48,655	(a)
AbbVie Inc.
2.60%	11/21/24	65,000	68,968	(a,h)
2.95%	11/21/26	85,000	92,401	(a,h)
3.20%	05/14/26	24,000	26,376	(a)
3.20%	11/21/29	80,000	87,815	(a,h)
3.25%	10/01/22	29,000	30,371	(a,h)
3.45%	03/15/22	87,000	90,479	(a,h)
4.05%	11/21/39	35,000	40,921	(a,h)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.25%	11/21/49	$25,000	$30,261	(a,h)
4.63%	10/01/42	4,000	4,897	(a,h)
4.70%	05/14/45	9,000	11,209	(a)
4.88%	11/14/48	7,000	9,132	(a)
5.00%	12/15/21	55,000	57,768	(a,h)
Advance Auto Parts Inc.
3.90%	04/15/30	156,000	166,820	(a,h)
4.50%	12/01/23	93,000	101,264	(a)
Aetna Inc.
3.50%	11/15/24	29,000	31,517	(a)
Air Products & Chemicals Inc.
2.80%	05/15/50	46,000	48,363	(a)
Aircastle Ltd.
4.25%	06/15/26	58,000	52,960	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	69,000	66,629	(a,h)
Alcon Finance Corp.
2.60%	05/27/30	201,000	206,405	(a,h)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	50,000	61,195	(a)
Alimentation Couche-Tard Inc.
2.95%	01/25/30	33,000	33,973	(a,h)
3.80%	01/25/50	51,000	52,751	(a,h)
Ally Financial Inc.
5.75%	11/20/25	42,000	44,931	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	24,205	(a)
3.40%	05/06/30	15,000	16,145	(a)
3.80%	02/14/24	15,000	16,414	(a)
4.25%	08/09/42	3,000	3,157	(a)
4.45%	05/06/50	25,000	27,330	(a)
4.50%	05/02/43	13,000	13,936	(a)
4.80%	02/14/29	58,000	67,680	(a)
Amazon.com Inc.
1.50%	06/03/30	75,000	76,145
2.50%	06/03/50	35,000	35,797
2.70%	06/03/60	30,000	30,922
3.15%	08/22/27	31,000	35,406	(a)
4.05%	08/22/47	12,000	15,606	(a)
4.25%	08/22/57	6,000	7,984	(a)
Ameren Corp.
2.50%	09/15/24	75,000	79,586	(a)
American Electric Power Company Inc.
3.25%	03/01/50	30,000	30,856	(a)
American Electric Power Company Inc.
2.30%	03/01/30	30,000	30,754	(a)
American Express Co.
3.00%	10/30/24	100,000	108,123	(a)
American International Group Inc.
4.25%	03/15/29	101,000	116,240	(a)
4.50%	07/16/44	80,000	92,090	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	49,000	50,331	(a,b)
American Tower Corp.
2.90%	01/15/30	40,000	42,651	(a)
3.70%	10/15/49	6,000	6,545	(a)
3.80%	08/15/29	31,000	35,128	(a)
4.70%	03/15/22	100,000	106,836	(a)
American Water Capital Corp.
2.95%	09/01/27	75,000	82,809	(a)
Amgen Inc.
2.45%	02/21/30	135,000	142,730	(a)
2.65%	05/11/22	86,000	89,287	(a)
3.15%	02/21/40	68,000	72,928	(a)
3.38%	02/21/50	68,000	75,177	(a)
4.56%	06/15/48	24,000	31,103	(a)
4.66%	06/15/51	7,000	9,321	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	116,000	130,050	(a)
4.70%	02/01/36	16,000	18,781	(a)
4.90%	02/01/46	27,000	32,741	(a)

		Principal Amount	Fair Value
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	$45,000	$50,595	(a)
4.00%	04/13/28	42,000	48,473	(a)
4.35%	06/01/40	79,000	90,261	(a)
4.38%	04/15/38	49,000	55,527	(a)
4.50%	06/01/50	33,000	39,208	(a)
4.60%	04/15/48	23,000	26,886	(a)
4.75%	04/15/58	13,000	15,663	(a)
5.55%	01/23/49	44,000	58,429	(a)
Anthem Inc.
2.88%	09/15/29	21,000	22,814	(a)
3.30%	01/15/23	27,000	28,748	(a)
3.70%	09/15/49	21,000	23,830	(a)
Apollo Management Holdings LP
2.65%	06/05/30	155,000	155,178	(h)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	50,000	45,122	(a,b,h)
Apple Inc.
2.15%	02/09/22	150,000	154,326	(a)
2.20%	09/11/29	76,000	81,521	(a)
2.85%	05/11/24	126,000	136,020	(a)
2.95%	09/11/49	20,000	21,864	(a)
3.35%	02/09/27	15,000	17,033	(a)
3.45%	02/09/45	37,000	43,058	(a)
3.85%	08/04/46	43,000	53,449	(a)
Applied Materials Inc.
1.75%	06/01/30	15,000	15,327	(a)
2.75%	06/01/50	15,000	15,275	(a)
4.35%	04/01/47	48,000	61,927	(a)
Aptiv PLC
4.40%	10/01/46	23,000	22,143	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	13,000	14,121	(a)
Ares Capital Corp.
3.25%	07/15/25	202,000	196,075	(a)
Ascension Health
4.85%	11/15/53	17,000	24,477	(a)
AstraZeneca PLC
3.50%	08/17/23	21,000	22,725	(a)
4.00%	01/17/29	14,000	16,717	(a)
4.38%	08/17/48	6,000	7,932	(a)
AT&T Inc.
2.30%	06/01/27	65,000	67,315	(a)
2.63%	12/01/22	500,000	520,860	(a)
2.75%	06/01/31	132,000	137,483	(a)
3.85%	06/01/60	60,000	63,980	(a)
4.35%	03/01/29	84,000	97,858	(a)
4.45%	04/01/24	24,000	26,896	(a)
4.50%	05/15/35	36,000	42,461	(a)
4.55%	03/09/49	31,000	36,564	(a)
4.75%	05/15/46	45,000	53,019	(a)
4.80%	06/15/44	24,000	27,802	(a)
4.85%	03/01/39	38,000	45,898	(a)
5.15%	11/15/46	5,000	6,149	(a)
5.25%	03/01/37	28,000	34,705	(a)
5.35%	12/15/43	18,000	22,717	(a)
5.45%	03/01/47	31,000	40,620	(a)
Athene Holding Ltd.
6.15%	04/03/30	67,000	76,968	(a)
AvalonBay Communities Inc.
2.45%	01/15/31	80,000	85,346	(a)
Avangrid Inc.
3.15%	12/01/24	45,000	48,720	(a)
Avery Dennison Corp.
2.65%	04/30/30	55,000	56,272	(a)
Bank of America Corp.
3.25%	10/21/27	4,000	4,421	(a)
3.95%	04/21/25	89,000	98,540	(a)
4.18%	11/25/27	130,000	148,625	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	$55,000	$58,290	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	31,000	32,096	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	19,000	20,737	(a,b)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	102,000	113,928	(a,b)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	89,000	100,657	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	21,000	25,388	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	114,000	139,053	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	97,000	114,039	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	80,000	71,318	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	52,000	67,158	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	45,000	48,049	(a,b)
Barclays PLC
4.84%	05/09/28	200,000	219,180	(a)
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	202,000	201,307	(b)
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	200,000	208,630	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	6,704	(a)
BAT Capital Corp.
2.76%	08/15/22	26,000	26,928	(a)
3.56%	08/15/27	20,000	21,536	(a)
4.39%	08/15/37	37,000	40,356	(a)
4.54%	08/15/47	19,000	20,595	(a)
4.70%	04/02/27	34,000	38,993	(a)
4.91%	04/02/30	45,000	52,666	(a)
5.28%	04/02/50	45,000	54,489	(a)
Baxter International Inc.
3.95%	04/01/30	20,000	23,743	(a,h)
Becton Dickinson and Co.
2.89%	06/06/22	27,000	27,949	(a)
3.70%	06/06/27	26,000	29,026	(a)
3.73%	12/15/24	4,000	4,415	(a)
4.67%	06/06/47	4,000	4,937	(a)
4.69%	12/15/44	3,000	3,690	(a)
Bemis Company Inc.
2.63%	06/19/30	65,000	66,849
Berkshire Hathaway Energy Co.
3.25%	04/15/28	19,000	21,477	(a)
3.70%	07/15/30	50,000	58,545	(a,h)
3.80%	07/15/48	47,000	54,743	(a)
4.25%	10/15/50	33,000	41,457	(a,h)
6.13%	04/01/36	79,000	113,882	(a)
Biogen Inc.
2.25%	05/01/30	35,000	35,384	(a)
3.15%	05/01/50	55,000	53,056	(a)

		Principal Amount	Fair Value
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	$204,000	$213,374	(a,b,h)
Boardwalk Pipelines LP
4.80%	05/03/29	28,000	29,468	(a)
Boston Scientific Corp.
4.70%	03/01/49	11,000	14,015	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	55,000	53,896	(a)
3.02%	01/16/27	69,000	74,785	(a)
3.22%	11/28/23	31,000	33,267	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/2025; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	66,000	67,227	(b)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/2030; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	66,000	68,476	(b)
Bristol-Myers Squibb Co.
3.20%	06/15/26	64,000	71,769	(a,h)
3.40%	07/26/29	52,000	60,042	(a,h)
3.45%	11/15/27	15,000	17,257	(a,h)
4.13%	06/15/39	23,000	29,236	(a,h)
4.25%	10/26/49	23,000	30,322	(a,h)
4.35%	11/15/47	4,000	5,264	(a,h)
4.55%	02/20/48	57,000	76,874	(a,h)
5.00%	08/15/45	33,000	46,438	(a,h)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	6,000	6,232	(a)
3.13%	01/15/25	7,000	7,474	(a)
3.88%	01/15/27	6,000	6,480	(a)
Broadcom Inc.
3.15%	11/15/25	85,000	90,482	(a,h)
4.15%	11/15/30	66,000	71,776	(a,h)
4.30%	11/15/32	46,000	50,777	(a,h)
Brown-Forman Corp.
4.00%	04/15/38	6,000	7,083	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	12,000	12,562	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	75,000	94,270	(a)
4.55%	09/01/44	38,000	49,139	(a)
Cameron LNG LLC
3.30%	01/15/35	21,000	23,116	(a,h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	42,000	44,909	(a)
4.95%	06/01/47	5,000	5,485	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	13,000	14,096	(a)
Capital One Financial Corp.
3.75%	07/28/26	225,000	246,944	(a)
Cardinal Health Inc.
2.62%	06/15/22	13,000	13,432	(a)
3.08%	06/15/24	12,000	12,812	(a)
Carlisle Companies Inc.
2.75%	03/01/30	60,000	61,739	(a)
Carrier Global Corp.
2.72%	02/15/30	45,000	45,094	(a,h)
3.38%	04/05/40	30,000	29,206	(a,h)
3.58%	04/05/50	45,000	43,935	(a,h)
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	61,000	67,890	(a)
3.80%	08/15/42	8,000	9,477	(a)
Centene Corp.
3.38%	02/15/30	93,000	93,833	(a)
4.25%	12/15/27	99,000	102,118	(a)
4.63%	12/15/29	31,000	32,708	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	90,000	96,006	(a)
4.80%	03/01/50	22,000	24,844	(a)
4.91%	07/23/25	13,000	14,895	(a)
5.05%	03/30/29	48,000	56,677	(a)
5.75%	04/01/48	45,000	55,834	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
6.38%	10/23/35	$4,000	$5,269	(a)
6.48%	10/23/45	19,000	25,200	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	81,000	90,946	(a)
Chevron Corp.
1.55%	05/11/25	23,000	23,655	(a)
2.24%	05/11/30	44,000	46,236	(a)
2.98%	05/11/40	30,000	32,162	(a)
3.08%	05/11/50	55,000	58,339	(a)
3.19%	06/24/23	47,000	50,394	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	58,000	75,489	(a)
Cigna Corp.
2.40%	03/15/30	40,000	41,518	(a)
3.25%	04/15/25	24,000	26,187	(a,h)
3.40%	09/17/21 - 03/15/50	36,000	37,875	(a)
3.40%	03/01/27	13,000	14,355	(a,h)
3.75%	07/15/23	48,000	52,104	(a)
3.88%	10/15/47	4,000	4,520	(a,h)
4.13%	11/15/25	34,000	38,990	(a)
4.38%	10/15/28	14,000	16,579	(a)
4.80%	08/15/38	12,000	15,204	(a)
4.90%	12/15/48	2,000	2,637	(a)
Cisco Systems Inc.
5.90%	02/15/39	16,000	23,909	(a)
Citigroup Inc.
2.70%	10/27/22	188,000	196,013	(a)
4.65%	07/23/48	62,000	81,077	(a)
4.75%	05/18/46	51,000	64,568	(a)
5.50%	09/13/25	81,000	95,963	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	220,000	224,211	(a,b)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	65,000	67,625	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	142,000	150,876	(a,b)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	224,000	240,800	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	39,000	45,153	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	83,000	74,117	(a,b)
CMS Energy Corp.
4.88%	03/01/44	53,000	69,057	(a)
CNA Financial Corp.
3.45%	08/15/27	37,000	39,665	(a)
3.90%	05/01/29	85,000	93,205	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	70,000	70,622	(d)
CNOOC Finance 2014 ULC
4.25%	04/30/24	233,000	256,114	(a)
Comcast Corp.
2.80%	01/15/51	35,000	35,795	(a)
3.10%	04/01/25	35,000	38,496	(a)
3.20%	07/15/36	27,000	29,923	(a)
3.25%	11/01/39	62,000	68,291	(a)
3.45%	02/01/50	30,000	34,001	(a)
3.97%	11/01/47	63,000	75,076	(a)
4.15%	10/15/28	15,000	17,972	(a)
4.60%	08/15/45	8,000	10,382	(a)
4.70%	10/15/48	54,000	72,237	(a)
CommonSpirit Health
4.35%	11/01/42	129,000	133,782	(a)
Conagra Brands Inc.
5.30%	11/01/38	14,000	18,299	(a)
5.40%	11/01/48	12,000	16,567	(a)
Concho Resources Inc.
3.75%	10/01/27	10,000	10,677	(a)
4.30%	08/15/28	47,000	51,573	(a)
4.88%	10/01/47	9,000	10,114	(a)

		Principal Amount	Fair Value
ConocoPhillips Co.
4.30%	11/15/44	$27,000	$33,053	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	29,000	31,162	(a)
3.35%	04/01/30	20,000	22,749	(a)
3.88%	06/15/47	65,000	75,106	(a)
3.95%	04/01/50	30,000	36,261	(a)
Constellation Brands Inc.
3.15%	08/01/29	138,000	148,732	(a)
3.70%	12/06/26	49,000	54,875	(a)
4.50%	05/09/47	23,000	27,283	(a)
Continental Resources Inc.
4.50%	04/15/23	122,000	116,775	(a)
Corning Inc.
4.38%	11/15/57	24,000	27,703	(a)
CoStar Group Inc.
2.80%	07/15/30	67,000	67,700	(d,h)
Costco Wholesale Corp.
1.75%	04/20/32	43,000	43,576	(a)
Crown Castle International Corp.
3.30%	07/01/30	124,000	136,391	(a)
4.15%	07/01/50	20,000	23,093	(a)
5.20%	02/15/49	44,000	58,295	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	84,000	107,813	(a)
CubeSmart LP
4.38%	02/15/29	94,000	109,397	(a)
CVS Health Corp.
3.00%	08/15/26	23,000	25,104	(a)
3.25%	08/15/29	25,000	27,583	(a)
3.35%	03/09/21	11,000	11,211	(a)
3.63%	04/01/27	40,000	45,079	(a)
3.75%	04/01/30	30,000	34,419	(a)
3.88%	07/20/25	13,000	14,582	(a)
4.10%	03/25/25	31,000	35,033	(a)
4.25%	04/01/50	25,000	30,098	(a)
4.30%	03/25/28	19,000	22,174	(a)
4.78%	03/25/38	13,000	16,085	(a)
5.00%	12/01/24	28,000	31,957	(a)
5.13%	07/20/45	27,000	34,870	(a)
5.30%	12/05/43	44,000	57,302	(a)
D.R. Horton Inc.
2.60%	10/15/25	110,000	115,576	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	34,000	36,687	(a,h)
4.42%	06/15/21	40,000	41,109	(a,h)
5.45%	06/15/23	119,000	130,201	(a,h)
6.02%	06/15/26	13,000	14,873	(a,h)
8.10%	07/15/36	3,000	3,883	(a,h)
8.35%	07/15/46	33,000	43,800	(a,h)
Devon Energy Corp.
5.00%	06/15/45	14,000	12,508	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	35,000	37,229	(a)
3.25%	11/15/39	21,000	23,163	(a)
3.40%	11/15/49	11,000	12,325	(a)
Diamondback Energy Inc.
2.88%	12/01/24	50,000	50,018	(a)
3.25%	12/01/26	35,000	35,118	(a)
3.50%	12/01/29	31,000	30,001	(a)
5.38%	05/31/25	122,000	126,000	(a)
Digital Realty Trust LP
3.60%	07/01/29	45,000	51,365	(a)
Discovery Communications LLC
2.95%	03/20/23	65,000	68,279	(a)
3.95%	03/20/28	55,000	61,283	(a)
4.95%	05/15/42	5,000	5,686	(a)
5.00%	09/20/37	9,000	10,593	(a)
Dollar General Corp.
3.50%	04/03/30	56,000	62,972	(a)
4.13%	04/03/50	38,000	45,486	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Dollar Tree Inc.
4.00%	05/15/25	$51,000	$57,347	(a)
Dominion Energy Inc.
3.07%	08/15/24	26,000	27,946	(a,g)
3.38%	04/01/30	65,000	72,019	(a)
Dover Corp.
2.95%	11/04/29	40,000	42,977	(a)
DTE Energy Co.
2.85%	10/01/26	29,000	30,798	(a)
3.85%	12/01/23	15,000	16,290	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	17,000	21,098	(a)
Duke Energy Corp.
1.80%	09/01/21	34,000	34,449	(a)
3.75%	09/01/46	11,000	12,447	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	75,000	74,767	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	22,000	26,961	(a)
Duke Realty LP
3.05%	03/01/50	20,000	20,917	(a)
3.38%	12/15/27	37,000	41,252	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	65,000	66,240	(a)
5.32%	11/15/38	9,000	11,397	(a)
5.42%	11/15/48	9,000	11,841	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	22,000	22,757	(a,h)
DXC Technology Co.
4.00%	04/15/23	90,000	94,410	(a)
Eastman Chemical Co.
3.50%	12/01/21	27,000	27,853	(a)
4.50%	01/15/21	57,000	57,355	(a)
4.65%	10/15/44	44,000	50,693	(a)
Eaton Corp.
3.10%	09/15/27	51,000	55,980	(a)
Edison International
2.40%	09/15/22	123,000	124,465	(a)
4.95%	04/15/25	75,000	82,578	(a)
5.75%	06/15/27	8,000	9,196	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	32,000	33,223	(a)
Eli Lilly & Co.
3.95%	03/15/49	36,000	45,927	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	3,567	(a)
Emerson Electric Co.
1.80%	10/15/27	32,000	33,038	(a)
2.75%	10/15/50	23,000	23,092	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,844	(a)
Energy Transfer Operating LP
4.25%	03/15/23	52,000	54,727	(a)
4.50%	04/15/24	8,000	8,671	(a)
4.95%	06/15/28	11,000	11,849	(a)
6.13%	12/15/45	6,000	6,239	(a)
6.50%	02/01/42	26,000	28,367	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	123,000	104,466	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	18,000	19,273	(a)
Entergy Louisiana LLC
3.05%	06/01/31	16,000	17,844	(a)
4.00%	03/15/33	17,000	20,904	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	43,000	47,300	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	13,000	12,199	(a,b)
EOG Resources Inc.

		Principal Amount	Fair Value
4.15%	01/15/26	$6,000	$6,903	(a)
4.38%	04/15/30	50,000	59,604	(a)
4.95%	04/15/50	46,000	58,707	(a)
5.10%	01/15/36	11,000	12,818	(a)
EPR Properties
4.95%	04/15/28	18,000	17,184	(a)
Equinix Inc.
1.25%	07/15/25	60,000	60,070
2.15%	07/15/30	65,000	64,719
Equinor ASA
3.25%	11/18/49	20,000	21,317	(a)
ERP Operating LP
4.50%	07/01/44	36,000	46,944	(a)
Essex Portfolio LP
2.65%	03/15/32	25,000	26,453	(a)
Eversource Energy
3.45%	01/15/50	38,000	41,070	(a)
Exelon Corp.
3.50%	06/01/22	30,000	31,367	(a)
4.05%	04/15/30	67,000	77,406	(a)
4.45%	04/15/46	48,000	58,275	(a)
4.70%	04/15/50	45,000	57,474	(a)
Exxon Mobil Corp.
2.61%	10/15/30	134,000	143,577	(a)
3.45%	04/15/51	70,000	77,475	(a)
FedEx Corp.
3.80%	05/15/25	179,000	199,293	(a)
4.10%	02/01/45	53,000	53,676	(a)
Fifth Third Bancorp
2.55%	05/05/27	65,000	69,620	(a)
FirstEnergy Corp.
3.90%	07/15/27	12,000	13,589	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	80,000	97,314	(a,h)
Fiserv Inc.
3.50%	07/01/29	70,000	78,652	(a)
4.40%	07/01/49	12,000	14,538	(a)
Florida Power & Light Co.
2.85%	04/01/25	80,000	87,820	(a)
4.13%	02/01/42	73,000	91,380	(a)
Ford Motor Credit Company LLC
5.88%	08/02/21	205,000	207,032	(a)
General Dynamics Corp.
4.25%	04/01/50	35,000	45,249	(a)
General Mills Inc.
2.88%	04/15/30	25,000	27,225	(a)
3.70%	10/17/23	51,000	55,622	(a)
4.55%	04/17/38	14,000	17,526	(a)
4.70%	04/17/48	4,000	5,301	(a)
General Motors Co.
5.20%	04/01/45	4,000	3,872	(a)
5.40%	10/02/23 - 04/01/48	19,000	19,849	(a)
6.13%	10/01/25	66,000	74,167	(a)
6.80%	10/01/27	35,000	40,773	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	441,000	449,150	(a)
3.55%	04/09/21	104,000	105,255	(a)
5.25%	03/01/26	24,000	26,155	(a)
Georgia-Pacific LLC
1.75%	09/30/25	90,000	92,803	(a,h)
2.10%	04/30/27	68,000	70,355	(a,h)
3.60%	03/01/25	41,000	45,385	(a,h)
Gilead Sciences Inc.
2.95%	03/01/27	6,000	6,690	(a)
3.50%	02/01/25	13,000	14,470	(a)
3.65%	03/01/26	99,000	113,228	(a)
4.15%	03/01/47	30,000	38,281	(a)
4.80%	04/01/44	11,000	14,785	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	31,268	(a)
3.63%	05/15/25	28,000	31,616	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
GlaxoSmithKline Capital PLC
3.38%	06/01/29	$32,000	$36,783	(a)
Glencore Finance Canada Ltd.
4.25%	10/25/22	86,000	90,822	(a,h)
Halliburton Co.
3.80%	11/15/25	2,000	2,157	(a)
5.00%	11/15/45	16,000	16,508	(a)
HCA Inc.
4.13%	06/15/29	100,000	110,336	(a)
4.50%	02/15/27	45,000	50,111	(a)
Health Care Service Corp.
2.20%	06/01/30	110,000	110,148	(h)
3.20%	06/01/50	23,000	23,408	(h)
Hess Corp.
5.60%	02/15/41	8,000	8,393	(a)
5.80%	04/01/47	5,000	5,419	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	8,563	(a)
Highwoods Realty LP
4.13%	03/15/28	42,000	45,029	(a)
4.20%	04/15/29	127,000	137,328	(a)
Honeywell International Inc.
2.70%	08/15/29	53,000	58,501	(a)
Hormel Foods Corp.
1.80%	06/11/30	125,000	127,580
HSBC Holdings PLC
4.25%	03/14/24	248,000	267,389	(a)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	160,000	164,330	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	84,000	86,891	(a)
Hyundai Capital America
3.10%	04/05/22	17,000	17,315	(a,h)
Imperial Brands Finance PLC
3.50%	02/11/23	203,000	211,085	(a,h)
Infor Inc.
1.45%	07/15/23	45,000	45,342	(h)
1.75%	07/15/25	65,000	65,456	(h)
ING Groep N.V.
4.10%	10/02/23	204,000	223,682	(a)
Ingredion Inc.
2.90%	06/01/30	110,000	117,315	(a)
3.90%	06/01/50	20,000	22,844	(a)
Intel Corp.
2.45%	11/15/29	122,000	131,695	(a)
2.60%	05/19/26	33,000	36,107	(a)
3.10%	02/15/60	65,000	71,936	(a)
International Business Machines Corp.
4.15%	05/15/39	141,000	170,648	(a)
4.25%	05/15/49	141,000	175,136	(a)
International Paper Co.
4.40%	08/15/47	45,000	52,889	(a)
Interstate Power & Light Co.
3.40%	08/15/25	24,000	26,211	(a)
Intuit Inc.
0.65%	07/15/23	35,000	35,100
0.95%	07/15/25	35,000	35,121
1.35%	07/15/27	35,000	35,198
1.65%	07/15/30	35,000	35,059
ITC Holdings Corp.
2.95%	05/14/30	110,000	117,286	(a,h)
Jabil Inc.
3.95%	01/12/28	24,000	25,682	(a)
John Deere Capital Corp.
2.45%	01/09/30	150,000	162,666	(a)
Johnson & Johnson
3.63%	03/03/37	38,000	45,796	(a)
Johnson Controls International PLC
4.50%	02/15/47	8,000	9,135	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	238,000	265,161	(a)

		Principal Amount	Fair Value
3.63%	12/01/27	$45,000	$49,653	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	70,000	74,252	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	110,000	129,996	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	45,000	54,286	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	152,000	172,959	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	76,000	87,649	(a,b)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	81,000	72,212	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	170,000	174,235	(a,b)
Keurig Dr Pepper Inc.
3.20%	05/01/30	49,000	54,493	(a)
3.55%	05/25/21	150,000	154,182	(a)
3.80%	05/01/50	73,000	82,599	(a)
4.50%	11/15/45	12,000	14,488	(a)
4.60%	05/25/28	19,000	22,789	(a)
KeyCorp
2.25%	04/06/27	133,000	139,212	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	88,000	89,071	(a)
4.70%	11/01/42	5,000	5,401	(a)
5.00%	03/01/43	16,000	17,737	(a)
5.30%	09/15/20	20,000	20,170	(a)
6.38%	03/01/41	13,000	16,306	(a)
Kinder Morgan Inc.
5.05%	02/15/46	13,000	14,914	(a)
KLA Corp.
3.30%	03/01/50	45,000	46,489	(a)
4.10%	03/15/29	90,000	106,293	(a)
4.65%	11/01/24	66,000	75,578	(a)
Kohl’s Corp.
9.50%	05/15/25	21,000	23,971	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	194,000	222,334	(a)
Lam Research Corp.
4.00%	03/15/29	38,000	45,112	(a)
Lear Corp.
4.25%	05/15/29	34,000	34,869	(a)
5.25%	05/15/49	15,000	15,173	(a)
Leidos Inc.
2.95%	05/15/23	88,000	92,377	(a,h)
3.63%	05/15/25	25,000	27,229	(a,h)
4.38%	05/15/30	86,000	96,957	(a,h)
Liberty Mutual Group Inc.
3.95%	05/15/60	21,000	22,070	(a,h)
Lincoln National Corp.
3.63%	12/12/26	32,000	35,279	(a)
4.35%	03/01/48	104,000	117,017	(a)
Lockheed Martin Corp.
3.55%	01/15/26	9,000	10,319	(a)
3.80%	03/01/45	18,000	21,889	(a)
4.50%	05/15/36	27,000	35,019	(a)
Loews Corp.
3.20%	05/15/30	25,000	27,156	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	14,000	15,662	(a)
4.05%	05/03/47	12,000	14,101	(a)
4.55%	04/05/49	31,000	39,222	(a)
LYB International Finance BV
4.88%	03/15/44	7,000	8,214	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
LYB International Finance II BV
3.50%	03/02/27	$9,000	$9,811	(a)
Marathon Oil Corp.
3.85%	06/01/25	14,000	14,179	(a)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	44,000	45,762	(a)
3.50%	03/10/25	171,000	189,319	(a)
Masco Corp.
3.50%	11/15/27	7,000	7,172	(a)
Mastercard Inc.
3.30%	03/26/27	40,000	45,392	(a)
3.85%	03/26/50	15,000	18,664	(a)
McCormick & Company Inc.
2.50%	04/15/30	39,000	40,974	(a)
3.25%	11/15/25	254,000	273,479	(a)
McDonald’s Corp.
3.60%	07/01/30	68,000	78,329	(a)
3.63%	09/01/49	12,000	13,297	(a)
3.70%	01/30/26	9,000	10,225	(a)
3.80%	04/01/28	25,000	29,232	(a)
4.20%	04/01/50	55,000	66,554	(a)
4.88%	12/09/45	17,000	21,841	(a)
McKesson Corp.
3.65%	11/30/20	113,000	114,405	(a)
Medtronic Inc.
4.63%	03/15/45	4,000	5,371	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	34,000	43,260	(a)
Merck & Company Inc.
1.45%	06/24/30	60,000	60,125
2.45%	06/24/50	55,000	55,456
2.75%	02/10/25	23,000	24,969	(a)
4.00%	03/07/49	6,000	7,752	(a)
MetLife Inc.
4.05%	03/01/45	13,000	15,322	(a)
4.72%	12/15/44	63,000	79,457	(a)
Microchip Technology Inc.
2.67%	09/01/23	221,000	227,606	(a,h)
Micron Technology Inc.
2.50%	04/24/23	65,000	67,554	(a)
Microsoft Corp.
2.40%	08/08/26	63,000	68,757	(a)
2.68%	06/01/60	11,000	11,473
2.88%	02/06/24	150,000	161,865	(a)
3.45%	08/08/36	18,000	21,688	(a)
3.50%	02/12/35	18,000	21,909	(a)
3.70%	08/08/46	74,000	92,525	(a)
3.95%	08/08/56	31,000	39,926	(a)
4.10%	02/06/37	5,000	6,458	(a)
Morgan Stanley
2.75%	05/19/22	200,000	207,636	(a)
3.70%	10/23/24	130,000	144,044	(a)
3.95%	04/23/27	183,000	205,240	(a)
4.35%	09/08/26	67,000	77,124	(a)
5.00%	11/24/25	197,000	231,518	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	97,000	102,687	(a,b)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	55,000	62,867	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	91,000	107,916	(a,b)
MPLX LP
3.38%	03/15/23	164,000	171,265	(a)
5.20%	12/01/47	8,000	8,263	(a)
5.25%	01/15/25	162,000	168,444	(a)
6.25%	10/15/22	48,000	48,019	(a)
MPLX LP (1.41% fixed rate until 09/09/20; 1.10% + 3 month USD LIBOR)
1.41%	09/09/22	65,000	64,033	(a,b)
Mylan Inc.
5.20%	04/15/48	14,000	17,259	(a)

		Principal Amount	Fair Value
National Oilwell Varco Inc.
3.60%	12/01/29	$61,000	$59,556	(a)
National Retail Properties Inc.
4.00%	11/15/25	82,000	89,149	(a)
National Securities Clearing Corp.
1.50%	04/23/25	250,000	255,490	(a,h)
NetApp Inc.
2.38%	06/22/27	66,000	66,971
2.70%	06/22/30	66,000	66,142
Newfield Exploration Co.
5.63%	07/01/24	217,000	208,309	(a)
Newmont Corp.
2.25%	10/01/30	55,000	55,675	(a)
4.88%	03/15/42	21,000	26,809	(a)
Nexen Inc.
6.40%	05/15/37	69,000	98,356	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	39,000	43,608	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	80,000	86,863	(a,b)
NIKE Inc.
2.40%	03/27/25	78,000	84,139	(a)
3.38%	03/27/50	23,000	26,484	(a)
NiSource Inc.
3.60%	05/01/30	47,000	53,850	(a)
3.95%	03/30/48	14,000	16,173	(a)
Noble Energy Inc.
3.85%	01/15/28	43,000	41,463	(a)
3.90%	11/15/24	16,000	16,064	(a)
4.20%	10/15/49	6,000	5,028	(a)
5.05%	11/15/44	4,000	3,640	(a)
Nordstrom Inc.
4.38%	04/01/30	20,000	15,681	(a)
Norfolk Southern Corp.
3.95%	10/01/42	19,000	22,063	(a)
Northrop Grumman Corp.
2.55%	10/15/22	64,000	66,755	(a)
3.85%	04/15/45	4,000	4,696	(a)
4.03%	10/15/47	7,000	8,419	(a)
Novartis Capital Corp.
2.20%	08/14/30	67,000	70,822	(a)
Nucor Corp.
3.95%	05/01/28	26,000	29,773	(a)
4.40%	05/01/48	25,000	30,141	(a)
Nutrien Ltd.
4.00%	12/15/26	16,000	18,000	(a)
4.90%	06/01/43	15,000	17,580	(a)
NVIDIA Corp.
2.85%	04/01/30	20,000	22,221	(a)
3.50%	04/01/50	55,000	63,007	(a)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	45,000	47,121	(a,h)
Occidental Petroleum Corp.
2.70%	08/15/22	65,000	60,517	(a)
2.90%	08/15/24	17,000	14,528	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	35,000	38,312	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	26,000	27,412	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	16,000	19,299	(a)
ONEOK Inc.
4.35%	03/15/29	38,000	39,808	(a)
5.20%	07/15/48	41,000	41,612	(a)
Oracle Corp.
2.40%	09/15/23	18,000	18,942	(a)
2.65%	07/15/26	28,000	30,285	(a)
2.95%	04/01/30	67,000	74,619	(a)
3.60%	04/01/50	45,000	50,459	(a)
3.80%	11/15/37	8,000	9,263	(a)
4.00%	07/15/46 - 11/15/47	47,000	55,361	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.13%	05/15/45	$5,000	$5,953	(a)
Otis Worldwide Corp.
2.06%	04/05/25	55,000	57,669	(a,h)
2.57%	02/15/30	30,000	31,506	(a,h)
3.36%	02/15/50	25,000	26,342	(a,h)
Owens Corning
4.40%	01/30/48	18,000	18,540	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	66,000	64,761
Pacific Gas & Electric Co.
2.10%	08/01/27	35,000	34,728
3.30%	08/01/40	66,000	64,597
3.50%	08/01/50	30,000	29,120
PacifiCorp
2.70%	09/15/30	40,000	43,639	(a)
6.25%	10/15/37	140,000	202,944	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	26,000	28,681	(a)
PayPal Holdings Inc.
2.65%	10/01/26	45,000	48,964	(a)
3.25%	06/01/50	35,000	37,871	(a)
PepsiCo Inc.
1.63%	05/01/30	40,000	40,746	(a)
2.63%	07/29/29	63,000	69,715	(a)
3.45%	10/06/46	18,000	20,874	(a)
Pfizer Inc.
2.63%	04/01/30	45,000	49,522	(a)
2.70%	05/28/50	100,000	103,233	(a)
3.45%	03/15/29	35,000	40,831	(a)
3.60%	09/15/28	34,000	40,078	(a)
3.90%	03/15/39	17,000	20,937	(a)
4.13%	12/15/46	10,000	12,872	(a)
4.40%	05/15/44	6,000	7,854	(a)
Philip Morris International Inc.
1.50%	05/01/25	75,000	76,702	(a)
2.10%	05/01/30	30,000	30,957	(a)
4.13%	03/04/43	3,000	3,529	(a)
Phillips 66
2.15%	12/15/30	221,000	215,272
Phillips 66 Partners LP
3.75%	03/01/28	15,000	16,021	(a)
4.68%	02/15/45	16,000	16,980	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	83,000	80,536	(a)
3.65%	06/01/22	40,000	40,844	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	71,000	76,860	(a)
Precision Castparts Corp.
4.38%	06/15/45	17,000	20,300	(a)
Prologis LP
4.38%	02/01/29	24,000	29,387	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	102,000	114,003	(a,b)
QUALCOMM Inc.
2.90%	05/20/24	12,000	12,915	(a)
3.00%	05/20/22	8,000	8,370	(a)
3.25%	05/20/27	4,000	4,535	(a)
4.30%	05/20/47	2,000	2,506	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	15,000	15,914	(a)
Ralph Lauren Corp.
1.70%	06/15/22	15,000	15,265
Raytheon Technologies Corp.
3.13%	05/04/27	93,000	103,412	(a)
4.15%	05/15/45	18,000	21,561	(a)
Raytheon Technologies Corp.
3.50%	03/15/27	19,000	21,396	(h)
3.65%	08/16/23	2,000	2,167	(a)
3.95%	08/16/25	14,000	15,953	(a)
4.13%	11/16/28	6,000	7,062	(a)
4.45%	11/16/38	14,000	17,097	(a)

		Principal Amount	Fair Value
4.50%	06/01/42	$12,000	$14,919	(a)
Realty Income Corp.
3.00%	01/15/27	51,000	54,013	(a)
3.25%	01/15/31	40,000	43,409	(a)
Reinsurance Group of America Inc.
3.15%	06/15/30	75,000	78,052
Rio Tinto Finance USA PLC
4.13%	08/21/42	15,000	18,873	(a)
Rockwell Automation Inc.
4.20%	03/01/49	36,000	45,189	(a)
Rogers Communications Inc.
5.00%	03/15/44	9,000	11,588	(a)
Roper Technologies Inc.
2.95%	09/15/29	54,000	58,829	(a)
Ross Stores Inc.
4.70%	04/15/27	90,000	104,431	(a)
RPM International Inc.
3.75%	03/15/27	21,000	22,189	(a)
Ryder System Inc.
2.90%	12/01/26	105,000	107,813	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	14,000	15,035	(a)
4.50%	05/15/30	25,000	27,726	(a,h)
5.00%	03/15/27	8,000	8,934	(a)
5.88%	06/30/26	67,000	78,747	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	16,000	17,215	(a,h)
Sempra Energy
3.80%	02/01/38	11,000	11,887	(a)
4.00%	02/01/48	26,000	29,487	(a)
Shell International Finance BV
2.38%	08/21/22	61,000	63,591	(a)
3.13%	11/07/49	81,000	84,895	(a)
3.75%	09/12/46	10,000	11,501	(a)
4.13%	05/11/35	15,000	18,182	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	2,000	2,119	(a)
3.20%	09/23/26	12,000	13,329	(a)
Simon Property Group LP
3.38%	06/15/27	67,000	71,011	(a)
Southern California Edison Co.
2.40%	02/01/22	37,000	37,565	(a)
2.90%	03/01/21	46,000	46,739	(a)
4.00%	04/01/47	57,000	65,261	(a)
4.20%	03/01/29	39,000	45,196	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	41,000	44,325	(a)
4.40%	05/30/47	13,000	15,349	(a)
Southwest Airlines Co.
2.63%	02/10/30	67,000	60,357	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	23,000	24,440	(a)
Spectra Energy Partners LP
3.38%	10/15/26	8,000	8,693	(a)
4.50%	03/15/45	4,000	4,542	(a)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	203,000	207,706	(a,b,h)
Starbucks Corp.
4.00%	11/15/28	19,000	22,315	(a)
Steel Dynamics Inc.
3.45%	04/15/30	30,000	31,441	(a)
4.13%	09/15/25	240,000	244,706	(a)
Stryker Corp.
1.95%	06/15/30	88,000	88,569	(a)
2.90%	06/15/50	40,000	40,060	(a)
Sumitomo Mitsui Financial Group Inc.
1.47%	07/08/25	200,000	200,308	(d)
2.13%	07/08/30	202,000	202,521
2.35%	01/15/25	200,000	209,046	(a)
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,149	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	$19,000	$18,341	(a)
Sysco Corp.
3.25%	07/15/27	19,000	20,101	(a)
5.95%	04/01/30	15,000	18,849	(a)
6.60%	04/01/50	10,000	13,824	(a)
T-Mobile USA Inc.
3.50%	04/15/25	55,000	59,941	(a,h)
3.75%	04/15/27	100,000	110,862	(a,h)
3.88%	04/15/30	30,000	33,391	(a,h)
4.50%	04/15/50	15,000	17,672	(a,h)
Tampa Electric Co.
4.35%	05/15/44	44,000	51,884	(a)
Target Corp.
2.50%	04/15/26	24,000	26,343	(a)
Teck Resources Ltd.
3.90%	07/15/30	70,000	70,193	(h)
TELUS Corp.
3.70%	09/15/27	150,000	166,600	(a)
Texas Instruments Inc.
3.88%	03/15/39	23,000	28,511	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	40,000	41,399	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	86,000	84,703	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	109,000	102,743	(a,b)
The Boeing Co.
2.70%	02/01/27	58,000	56,529	(a)
2.95%	02/01/30	13,000	12,725	(a)
3.25%	03/01/28	18,000	17,756	(a)
3.55%	03/01/38	19,000	16,638	(a)
3.75%	02/01/50	39,000	35,016	(a)
4.88%	05/01/25	60,000	65,409	(a)
5.04%	05/01/27	186,000	205,145	(a)
5.15%	05/01/30	175,000	194,999
5.81%	05/01/50	76,000	89,961
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	71,000	86,356	(a,h)
The Clorox Co.
1.80%	05/15/30	60,000	60,709	(a)
The Coca-Cola Co.
1.65%	06/01/30	44,000	44,823	(a)
2.60%	06/01/50	87,000	87,801	(a)
2.75%	06/01/60	87,000	87,738	(a)
The Dow Chemical Co.
4.25%	10/01/34	26,000	29,020	(a)
5.55%	11/30/48	16,000	20,858	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	80,000	85,828	(a)
3.13%	12/01/49	25,000	27,243	(a)
The George Washington University
4.13%	09/15/48	84,000	102,746	(a)
The Goldman Sachs Group Inc.
2.60%	02/07/30	40,000	41,942	(a)
3.50%	04/01/25 - 11/16/26	186,000	204,224	(a)
3.85%	01/26/27	200,000	224,770	(a)
4.25%	10/21/25	4,000	4,501	(a)
5.15%	05/22/45	71,000	92,511	(a)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	116,000	131,064	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	50,000	57,801	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	65,000	68,947	(a)

		Principal Amount	Fair Value
The Hartford Financial Services Group Inc. (2.52% fixed rate until 07/31/20; 2.13% + 3 month USD LIBOR)
2.52%	02/12/47	$95,000	$74,251	(a,b,h)
The Home Depot Inc.
2.70%	04/15/30	28,000	30,780	(a)
3.35%	04/15/50	46,000	52,979	(a)
3.50%	09/15/56	21,000	24,351	(a)
3.90%	12/06/28 - 06/15/47	64,000	77,261	(a)
4.50%	12/06/48	38,000	50,811	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	139,000	144,029	(a)
The Kroger Co.
2.20%	05/01/30	45,000	46,759	(a)
2.95%	11/01/21	43,000	44,231	(a)
4.65%	01/15/48	12,000	14,966	(a)
The Mosaic Co.
5.63%	11/15/43	4,000	4,305	(a)
The Procter & Gamble Co.
2.45%	03/25/25	23,000	24,963	(a)
3.60%	03/25/50	20,000	25,127	(a)
The Sherwin-Williams Co.
3.45%	06/01/27	7,000	7,838	(a)
4.50%	06/01/47	6,000	7,282	(a)
The Southern Co.
3.25%	07/01/26	8,000	8,890	(a)
4.40%	07/01/46	5,000	5,968	(a)
The Travelers Companies Inc.
2.55%	04/27/50	39,000	38,473	(a)
The Walt Disney Co.
2.65%	01/13/31	65,000	69,096	(a)
3.38%	11/15/26	7,000	7,865	(a)
3.60%	01/13/51	55,000	61,044	(a)
4.00%	10/01/23	358,000	394,824	(a)
4.75%	11/15/46	5,000	6,326	(a)
6.65%	11/15/37	31,000	46,205	(a)
The Williams Companies Inc.
3.75%	06/15/27	6,000	6,417	(a)
4.85%	03/01/48	15,000	16,376	(a)
5.40%	03/04/44	4,000	4,424	(a)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	3,000	3,422	(a)
4.50%	03/25/30	15,000	18,483	(a)
Time Warner Cable LLC
4.50%	09/15/42	4,000	4,267	(a)
6.55%	05/01/37	17,000	22,245	(a)
TJX Companies Inc.
4.50%	04/15/50	11,000	14,171	(a)
Total Capital International S.A.
3.46%	02/19/29	54,000	61,087	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	26,000	28,628	(a)
3.80%	03/21/29	64,000	72,289	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	39,000	44,589	(a)
4.88%	01/15/26	7,000	8,236	(a)
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	85,000	83,682	(a,b)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	16,000	17,757	(a)
Trinity Health Corp.
3.43%	12/01/48	16,000	16,713	(a)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	83,000	76,509	(a,b)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	5,000	6,030	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	28,000	30,525	(a)
Tyson Foods Inc.
4.00%	03/01/26	79,000	90,396	(a)
4.55%	06/02/47	4,000	4,801	(a)

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value
UDR Inc.
3.00%	08/15/31	$25,000	$26,663	(a)
Union Pacific Corp.
3.50%	06/08/23	31,000	33,656	(a)
3.60%	09/15/37	6,000	6,678	(a)
4.10%	09/15/67	21,000	25,125	(a)
4.30%	03/01/49	26,000	33,191	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	70,000	73,273	(a)
4.45%	12/15/48	18,000	23,753	(a)
4.75%	07/15/45	9,000	12,048	(a)
Unum Group
4.50%	03/15/25	22,000	23,653	(a)
Vale S.A.
5.63%	09/11/42	19,000	21,933	(a)
Valero Energy Corp.
2.85%	04/15/25	43,000	45,431	(a)
4.00%	04/01/29	26,000	28,995	(a)
Ventas Realty LP
3.25%	10/15/26	88,000	90,156	(a)
Verizon Communications Inc.
2.45%	11/01/22	200,000	208,130	(a)
3.00%	03/22/27	154,000	170,717
4.33%	09/21/28	51,000	61,490	(a)
4.40%	11/01/34	64,000	79,350	(a)
4.52%	09/15/48	18,000	23,792	(a)
4.67%	03/15/55	33,000	44,927	(a)
5.25%	03/16/37	16,000	21,739	(a)
ViacomCBS Inc.
2.90%	01/15/27	16,000	16,737	(a)
3.45%	10/04/26	19,000	19,952	(a)
3.70%	06/01/28	38,000	41,293	(a)
4.38%	03/15/43	41,000	42,317	(a)
5.25%	04/01/44	4,000	4,472	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	42,000	50,087	(a)
Visa Inc.
2.05%	04/15/30	45,000	47,195	(a)
2.70%	04/15/40	47,000	50,434	(a)
Vodafone Group PLC
4.38%	05/30/28	48,000	57,045	(a)
5.25%	05/30/48	22,000	28,535	(a)
Vornado Realty LP
3.50%	01/15/25	14,000	13,836	(a)
Vulcan Materials Co.
3.90%	04/01/27	14,000	15,349	(a)
Walmart Inc.
3.63%	12/15/47	14,000	17,166	(a)
3.70%	06/26/28	29,000	34,266	(a)
3.95%	06/28/38	29,000	36,789	(a)
4.05%	06/29/48	43,000	56,431	(a)
WEC Energy Group Inc.
3.55%	06/15/25	30,000	33,463	(a)
Wells Fargo & Co.
4.15%	01/24/29	82,000	96,238	(a)
4.75%	12/07/46	71,000	90,981	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	55,000	55,848	(a,b)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	70,000	72,323	(a,b)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	20,000	21,350	(a,b)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	95,000	99,155	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	251,000	271,785	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	117,000	121,451	(a,b)

		Principal Amount	Fair Value
Western Midstream Operating LP
5.38%	06/01/21	$49,000	$49,001	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	82,000	83,388	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	32,000	35,265	(a,b)
Willis North America Inc.
3.60%	05/15/24	75,000	81,190	(a)
3.88%	09/15/49	45,000	49,714
WPP Finance 2010
3.75%	09/19/24	19,000	20,478	(a)
WRKCo Inc.
3.00%	09/15/24	19,000	20,149	(a)
Xcel Energy Inc.
3.40%	06/01/30	55,000	62,684	(a)
Xilinx Inc.
2.95%	06/01/24	15,000	16,114	(a)
Xylem Inc.
1.95%	01/30/28	50,000	50,524
Zoetis Inc.
3.00%	09/12/27	7,000	7,725	(a)
3.90%	08/20/28	21,000	24,760	(a)
			46,145,378

Non-Agency Collateralized Mortgage Obligations – 4.7%
Benchmark 2019-B12 Mortgage Trust
3.12%	08/15/52	140,000	155,975	(a)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	222,000	242,297	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	827,000	897,894	(a)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	717,000	788,937	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	126,803	141,580	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
2.10%	11/10/45	688,855	25,256	(a,b,c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	379,000	402,543	(a)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	773,000	837,026	(a)
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	376,000	414,925	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.65%	12/15/47	582,246	16,478	(a,b,c)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	494,000	422,360	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,114	3	(a,c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	3,499,844	114,104	(a,b,c)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	144,183	140,971	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	189,000	189,240	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%	02/15/48	2,742,433	121,708	(a,b,c)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	580,305	(a,b)
			5,491,602

Sovereign Bonds – 0.6%
Government of Chile
2.55%	01/27/32	203,000	211,449	(a)
Government of Mexico
4.60%	02/10/48	202,000	209,106	(a)
Government of Peru
5.63%	11/18/50	113,000	178,462	(a)
Government of Uruguay
5.10%	06/18/50	117,568	151,851	(a)
			750,868

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

		Principal Amount	Fair Value

Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	$105,000	$147,063	(a)
State of California
4.60%	04/01/38	165,000	192,814	(a)
State of Illinois
5.10%	06/01/33	100,000	101,445	(a)
The University of Texas System
3.35%	08/15/47	95,000	111,187	(a)
			552,509

Total Bonds and Notes (Cost $102,021,317)			107,897,176
		Number of Shares	Fair Value
Domestic Equity – 0.2%

Preferred Stock – 0.2%
Wells Fargo & Co. 5.85, 3.09% + 3 month USD LIBOR (Cost $214,450)		8,578	212,391	(a,b)

Total Investments in Securities (Cost $102,235,767)			108,109,567

	Number of Shares	Fair Value
Short-Term Investments – 7.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $8,592,015)	8,592,015	$8,592,015	(a,f,i)

Total Investments (Cost $110,827,782)		116,701,582

Liabilities in Excess of Other Assets, net – (0.3)%		(327,513)

NET ASSETS – 100.0%		$116,374,069

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,867	1.00%/ Quarterly	12/20/24	$56,302	$(72,026)	$128,328
Markit CDX North America High Yield Index	Intercontinental Exchange	5,921	5.00%/ Quarterly	06/20/25	(43,133)	(332,085)	288,952
							$417,280

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$4,873	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(189,725)	$—	$(189,725)

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2020	3	$536,224	$535,688	$(536)
Ultra Long-Term U.S. Treasury Bond Futures	September 2020	18	3,897,084	3,926,812	29,728
2 Yr. U.S. Treasury Notes Futures	September 2020	61	13,466,791	13,470,515	3,724
10 Yr. U.S. Treasury Notes Futures	September 2020	18	2,493,345	2,505,094	11,749
					$44,665

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2020	12	$(1,502,292)	$(1,508,906)	$(6,614)
10 Yr. U.S. Treasury Ultra Futures	September 2020	51	(7,982,656)	(8,031,703)	(49,047)
					$(55,661)
					$(10,996)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to $7,671,993 or 6.59% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries	$—	$19,100,171	$—	$19,100,171
	Agency Mortgage Backed	—	30,585,146	—	30,585,146
	Agency Collateralized Mortgage Obligations	—	1,744,667	—	1,744,667
	Asset Backed	—	3,526,835	—	3,526,835
	Corporate Notes	—	46,145,378	—	46,145,378
	Non-Agency Collateralized Mortgage Obligations	—	5,491,602	—	5,491,602
	Sovereign Bonds	—	750,868	—	750,868
	Municipal Bonds and Notes	—	552,509	—	552,509
	Preferred Stock	212,391	—	—	212,391
	Short-Term Investments	8,592,015	—	—	8,592,015

	Total Investments in Securities	$8,804,406	$107,897,176	$—	$116,701,582

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$417,280	$—	$417,280
	Interest Rate Swap Contracts - Unrealized Appreciation	—	(189,725)	—	(189,725)
	Long Futures Contracts - Unrealized Appreciation	45,201	—	—	45,201
	Long Futures Contracts - Unrealized Depreciation	(536)	—	—	(536)
	Short Futures Contracts - Unrealized Depreciation	(55,661)	—	—	(55,661)

	Total Other Financial Instruments	$(10,996)	$227,555	$—	$216,559

State Street Active Core Bond Fund

Schedule of Investments	June 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,836,549	$47,836,549	$79,705,034	$118,949,568	—	—	8,592,000	$8,592,015	$182,190

State Street Institutional Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“U.S. GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2020 the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps

During the period ended June 30, 2020, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In

State Street Institutional Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2020, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

State Street Institutional Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.